united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 11/30/18

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.0%
	APPAREL - 5.3%
23,600	Gildan Activewear, Inc.	$775,024

	BANKS - 7.1%
4,200	Northern Trust Corp.	416,766
10,228	Webster Financial Corp.	615,419
		1,032,185
	BUILDING MATERIALS - 3.8%
12,825	Fortune Brands Home & Security, Inc.	561,735

	CHEMICALS - 4.1%
10,400	DowDuPont, Inc.	601,640

	COMMERCIAL SERVICES - 4.5%
25,775	Sabre Corp.	659,067

	DISTRIBUTION/WHOLESALE - 4.8%
20,350	LKQ Corp. *	705,744

	ELECTRIC - 4.8%
18,350	NRG Energy, Inc.	705,191

	ENGINEERING & CONSTRUCTION - 4.0%
18,125	AECOM * +	582,900

	HEALTHCARE-SERVICES - 3.1%
3,625	IQVIA Holdings, Inc. *	453,379

	HOME BUILDERS - 3.6%
12,350	Lennar Corp.	527,716

	HOME FURNISHINGS - 2.9%
8,325	Tempur Sealy International, Inc. *	424,408

	INSURANCE - 3.8%
12,325	MetLife, Inc.	550,065

	INTERNET - 3.0%
7,381	58.com, Inc. - ADR *	439,834

	LEISURE PRODUCTS - 5.5%
7,050	Norwegian Cruise Line Holdings Ltd. *	361,806
3,850	Royal Carribean Cruises Ltd.	435,319
		797,125
	LODGING - 4.1%
69,950	Caesars Entertainment Corp. *	595,974

	MEDIA - 9.2%
19,850	Comcast Corp.	774,348
18,950	Liberty Media Corp. - Liberty Formula One *	565,089
		1,339,437
	PACKAGING & CONTAINERS - 9.0%
14,775	Crown Holdings, Inc. * +	757,662
4,350	Packaging Corporation of America	561,193
		1,318,855

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.0% (Continued)
	PHARMACEUTICALS - 3.8%
22,975	Bausch Health Companies, Inc. *	$559,441

	REAL ESTATE INVESTMENT TRUST - 2.6%
17,482	VICI Properties, Inc. *	380,583

	SEMICONDUCTORS - 4.1%
9,125	Qorvo, Inc. *	600,516

	TELECOMMUNICATIONS - 2.9%
8,925	GCI Liberty, Inc. * +	427,240

	TOTAL COMMON STOCK (Cost - $14,603,023)	14,038,059

	SHORT-TERM INVESTMENTS - 4.0%
584,850	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $584,850)	584,850

	TOTAL INVESTMENTS - 100.0% (Cost - $15,187,873)	$14,622,909

	OTHER ASSETS AND LIABILITIES - 0.0%	232

	NET ASSETS - 100.0%	$14,623,141

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ADR - American Depository Receipt

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 3.6%
3,250	Boeing Co.	$1,126,970
800	Lockheed Martin Corp.	240,344
		1,367,314
	APPAREL - 2.3%
10,740	VF Corp.	873,055

	AUTO PARTS & EQUIPMENT - 2.1%
17,300	Allison Transmission Holdings, Inc.	815,003

	BANKS - 1.6%
4,300	Capital One Financial Corp.	385,624
4,440	East West Bancorp, Inc.	238,384
		624,008
	BIOTECHNOLOGY - 1.8%
1,000	Amgen, Inc.	208,250
1,500	Biogen, Inc. *	500,580
		708,830
	CHEMICALS - 1.3%
1,810	Linde PLC	287,880
2,170	LyondellBasell Industries NV	202,483
		490,363
	COMMERCIAL SERVICES - 8.8%
4,200	Automatic Data Processing, Inc.	619,164
3,700	Euronet Worldwide, Inc. * +	435,157
12,700	PayPal Holdings, Inc. *	1,089,787
3,900	Robert Half International, Inc.	241,137
6,280	Total System Services, Inc.	548,684
3,890	United Rentals, Inc. *	455,636
		3,389,565
	COMPUTERS - 9.8%
12,890	Apple, Inc.	2,301,896
9,740	Fortinet, Inc. *	719,202
10,940	NetApp, Inc.	731,558
		3,752,656
	DISTRIBUTION/WHOLESALE - 4.2%
19,140	HD Supply Holdings, Inc. *	763,686
2,680	WW Grainger, Inc. +	841,627
		1,605,313
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
11,200	E*Trade Financial Corp.	585,648
1,370	Visa, Inc.	194,143
		779,791
	FOOD - 2.4%
13,970	Sysco Corp.	916,640

	HEALTHCARE-PRODUCTS - 1.0%
1,560	ICU Medical, Inc. *	375,164

	HEALTHCARE-SERVICES - 10.5%
4,100	Cigna Corp.	915,858
2,510	Humana, Inc.	826,970
6,230	Molina Healthcare, Inc. * +	870,393
2,300	UnitedHealth Group, Inc.	647,128
3,000	WellCare Health Plans, Inc. *	764,640
		4,024,989

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	INSURANCE - 2.2%
12,640	Progressive Corp.	$837,906

	INTERNET - 17.5%
768	Alphabet, Inc. - Class A *	852,211
722	Alphabet, Inc. - Class C *	790,178
1,142	Amazon.com, Inc. *	1,930,174
4,530	F5 Networks, Inc. *	779,024
7,173	Facebook, Inc. *	1,008,595
14,900	Match Group, Inc.	600,023
12,086	TripAdvisor, Inc. *	774,229
		6,734,434
	MACHINERY-CONSTRUCTION & MINING - 1.6%
4,600	Caterpillar, Inc.	624,082

	PHARMACEUTICALS - 2.1%
4,520	Eli Lilly & Co.	536,253
3,000	Zoetis, Inc.	281,610
		817,863
	REAL ESTATE INVESTMENT TRUSTS - 1.5%
1,490	American Tower Corp.	245,090
560	Public Storage	119,426
1,140	Simon Property Group, Inc.	211,687
		576,203
	RETAIL - 9.4%
5,220	Advance Auto Parts, Inc.	927,646
4,250	Costco Wholesale Corp.	982,940
13,850	Nordstrom, Inc. +	732,249
2,850	O’Reilly Automotive Corp. *	988,323
		3,631,158
	SOFTWARE - 11.3%
4,450	Adobe Systems, Inc. *	1,116,460
29,163	Microsoft Corp.	3,233,885
		4,350,345
	TELECOMMUNICATIONS - 1.5%
4,300	Motorola Solutions, Inc.	564,375

	TOTAL COMMON STOCK (Cost - $32,830,447)	37,859,057

	SHORT-TERM INVESTMENTS - 1.5%
575,956	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $575,956)	575,956

	TOTAL INVESTMENTS - 100.0% (Cost - $33,406,403)	$38,435,013

	OTHER ASSETS AND LIABILITIES - 0.0%	3,516

	NET ASSETS - 100.0%	$38,438,529

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 98.8%
	APPAREL - 2.3%
4,350	Gildan Activewear, Inc.	$142,854
1,100	PVH Corp.	121,561
		264,415
	BANKS - 6.8%
8,250	Bank of NT Butterfield & Son Ltd.	327,360
6,125	Chemical Financial Corp.	289,100
3,925	PacWest Bancorp	157,942
		774,402
	BUILDING MATERIALS - 0.9%
1,975	Masonite International Corp. *	105,998

	CHEMICALS - 2.9%
2,525	FMC Corp.	208,918
3,525	PolyOne Corp.	118,511
		327,429
	COMMERCIAL SERVICES - 6.2%
2,425	Brink’s Co.	171,738
2,125	Global Payments, Inc.	237,596
12,325	Laureate Education, Inc. *	181,794
2,525	ServiceMaster Global Holdings, Inc. *	111,782
		702,910
	COMPUTERS - 3.8%
1,550	CACI International, Inc. *	255,610
1,575	Check Point Software Technologies Ltd. *	176,101
		431,711
	DISTRIBUTION/WHOLESALE - 2.2%
4,300	KAR Auction Services, Inc.	245,702

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
865	Alliance Data Systems Corp.	173,311
13,854	Mr. Cooper Group, Inc. +	209,611
2,075	Nasdaq, Inc.	189,489
1,350	SEI Investments Co.	72,495
3,850	Synchrony Financial	100,023
		744,929
	ELECTRIC - 8.9%
3,750	Ameren Corp.	257,325
13,125	Atlantica Yield PLC	257,513
4,725	CMS Energy Corp.	246,125
10,850	Vistra Energy Corp. *	254,758
		1,015,721
	ELECTRICAL COMPONENTS & EQUIPMENTS - 0.9%
875	Hubbell, Inc.	96,390

	ELECTRONICS - 4.0%
1,650	Allegion PLC +	151,123
3,750	Keysight Technologies, Inc. *	231,825
2,675	nVent Electric PLC	66,929
		449,877
	ENGINEERING & CONSTRUCTION - 1.5%
12,175	Willscot Corp. *	167,771

	ENTERTAINMENT - 1.9%
3,575	Six Flags Entertainment Corp.	219,362

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	FOOD SERVICE - 1.5%
4,350	Aramark	$165,561

	GAS - 2.0%
2,950	Spire, Inc.	232,784

	HAND/MACHINE TOOLS - 0.6%
4,650	Milacron Holdings Corp. *	66,263

	HEALTHCARE-SERVICES - 3.8%
2,050	Centene Corp. *	291,613
1,155	IQVIA Holdings, Inc. *	144,456
		436,069
	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,225	Avery Dennison Corp.	118,090

	HOUSEWARES - 1.0%
4,776	Newell Brands, Inc.	111,758

	INSURANCE - 6.5%
2,950	Arthur J. Gallagher & Co.	227,356
3,650	Athene Holding Ltd. *	158,738
1,500	Essent Group Ltd. *	57,840
4,750	MGIC Investment Corp. *	55,623
3,450	Radian Group, Inc.	63,480
1,200	Reinsurance Group of America, Inc.	179,256
		742,293
	INTERNET - 0.8%
1,150	RingCentral, Inc. *	95,335

	INVESTMENT COMPANIES - 2.8%
18,471	Ares Capital Corp.	314,746

	LODGING - 1.1%
6,800	Extended Stay America, Inc.	123,760

	MACHINERY-CONSTRUCTION & MINING - 1.2%
1,925	Oshkosh Corp.	137,310

	MEDIA - 2.8%
3,825	Nexstar Media Group, Inc. +	316,098

	METAL FABRICATE/HARDWARE - 1.3%
3,800	Timken Co.	152,570

	MINING - 1.4%
19,475	Constellium NV *	163,395

	OIL & GAS - 5.4%
3,975	Continental Resources, Inc. *	181,737
18,250	QEP Resources, Inc. *	146,548
20,475	WPX Energy, Inc. *	285,626
		613,911

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	OIL & GAS SERVICES - 1.2%
2,925	Baker Hughes, a GE company	$66,749
10,500	Forum Energy Technologies, Inc. * +	70,245
		136,994
	PACKAGING & CONTAINERS - 3.1%
6,950	Crown Holdings, Inc. * +	356,396

	REAL ESTATE INVESTMENT TRUSTS - 4.8%
4,400	CyrusOne, Inc.	246,752
17,500	New Residential Investment Corp.	301,000
		547,752
	RETAIL - 0.7%
1,500	Signet Jewelers Ltd. +	79,050

	SEMICONDUCTORS - 1.4%
1,750	Analog Devices, Inc.	160,860

	SOFTWARE - 3.6%
2,650	Fidelity National Information Services, Inc.	286,068
1,575	Fiserv, Inc. *	124,630
		410,698
	TEXTILES - 1.1%
975	Mohawk Industries, Inc. *	124,859

	TRANSPORTATION - 0.9%
2,975	Knight-Swift Transportation Holdings, Inc.	103,114

	TOTAL COMMON STOCK (Cost - $9,627,154)	11,256,283

	SHORT-TERM INVESTMENTS - 1.3%
153,596	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $153,596)	153,596

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.0%
	REPURCHASE AGREEMENTS - 0.0%
$2,217	HSBC Securities USA, Inc. Repo, dated 11/30/2018, due 12/03/18, 2.27%, total to be received $2,218	2,217
	(Collateralized by various U.S. Government Agency Obligations, 11/15/21-09/09/49, 0.000%-3.000% totaling $2,218)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,217)

	TOTAL INVESTMENTS - 100.1% (Cost - $9,782,967)	$11,412,096

	OTHER ASSETS AND LIABILITIES - (0.1)%	(14,796)

	NET ASSETS - 100.0%	$11,397,300

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.9%
	AEROSPACE/DEFENSE - 3.2%
1281	Aerojet Rocketdyne Holdings, Inc. * +	$45,104
519	Curtiss-Wright Corp.	57,298
847	MSA Safety, Inc.	92,315
		194,717
	AUTO PARTS & EQUIPMENT - 2.4%
1,525	Altra Industrial Motion Corp.	48,114
3,092	Dana, Inc.	44,865
3,176	Meritor, Inc. *	52,404
		145,383
	BANKS - 6.5%
1,609	1st Source Corp.	77,811
1,122	BancFirst Corp.	62,630
1,483	Banner Corp.	88,980
964	Hancock Holding Co.	38,772
3,176	Old National Bancorp	59,486
445	Texas Capital Bancshares, Inc. *	26,549
1,525	TriState Captial Holdings, Inc. * +	38,293
		392,521
	BIOTECHNOLOGY - 2.6%
879	Emergent BioSolutions, Inc. * +	64,026
879	FibroGen, Inc. *	38,113
360	Ligand Pharmaceuticals, Inc. * +	56,797
		158,936
	BUILDING MATERIALS - 3.2%
1,006	Boise Cascade Co.	26,739
1,726	Continental Building Products, Inc. *	49,329
3,293	Louisiana-Pacific Corp.	75,278
2,170	PGT Innovations, Inc. *	41,816
		193,162
	COAL - 2.4%
762	Arch Coal, Inc.	61,928
2,573	Peabody Energy Corp.	80,123
		142,051
	COMMERCIAL SERVICES - 5.2%
879	Avis Budget Group, Inc. *	25,746
519	FTI Consulting, Inc. * +	36,460
1,048	Insperity, Inc.	104,842
360	Medifast, Inc.	53,460
1,006	Paylocity Holding Corp. *	67,482
603	TriNet Group, Inc. *	27,684
		315,674
	COMPUTERS - 3.8%
1,684	Electronics For Imaging, Inc. * +	46,613
964	Insight Enterprise, Inc. *	42,975
3,208	NetScout Systems, Inc. * +	85,910
762	Science Applications International Corp.	52,974
		228,472
	DISTRIBUTION/WHOLESALE - 0.9%
1,324	G-III Apparel Group Ltd. * +	53,066

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
2,848	Aircastle Ltd.	$53,115
3,251	Curo Group Holdings Corp. *	43,336
2,647	Hamilton Lane, Inc.	100,110
1,450	HomeStreet, Inc. * +	38,599
561	Moelis & Co.	22,676
		257,836
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
1,080	Generac Holdings, Inc. *	61,474
561	Littelfuse, Inc.	107,347
		168,821
	ELECTRONICS - 1.8%
3,770	AVX Corp.	62,167
2,128	Vishay Intertechnology, Inc.	44,369
		106,536
	ENGINEERING & CONSTRUCTION - 3.5%
964	Comfort Systems USA, Inc.	50,764
646	EMCOR Group, Inc.	47,068
1,366	MasTec, Inc. *	61,593
1,006	TopBuild Corp. *	51,256
		210,681
	ENTERTAINMENT - 1.8%
1,249	Monarch Casino & Resort, Inc. *	49,960
2,647	Penn National Gaming, Inc. * +	58,525
		108,485
	GAS - 1.4%
964	ONE Gas, Inc.	82,027

	HEALTHCARE-PRODUCTS - 5.8%
646	Avanos Medical, Inc. * +	30,821
243	ICU Medical, Inc. *	58,439
519	Inogen, Inc. * +	76,480
805	Masimo Corp. *	88,888
603	Quidel Corp. * +	36,674
1,006	Tactile Systems Techology, Inc. * +	56,577
		347,879
	HEALTHCARE-SERVICES - 1.6%
678	Molina Healthcare, Inc. * +	94,723

	HOME BUILDERS - 0.8%
1,726	MDC Holdings, Inc. +	50,831

	HOUSEHOLD PRODUCTS/WARES - 0.8%
360	Helen of Troy Ltd. *	51,491

	INSURANCE - 5.3%
2,128	American Equity Investment Life Holding Co.	72,629
847	Argo Group International Holdings Ltd.	58,714
5,136	MGIC Investment Corp. *	60,143
1,366	National General Holdings Corp.	36,267
2,213	NMI Holdings, Inc. *	43,242
2,605	Radian Group, Inc.	47,932
		318,927

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	INTERNET - 2.0%
6,703	Groupon, Inc. * +	$20,578
9,350	Meet Group, Inc. *	37,680
561	Shutterfly, Inc. * +	28,044
201	Stamps.com, Inc. * +	34,463
		120,765
	IRON/STEEL - 1.0%
1,408	Carpenter Technology Corp.	60,657

	LEISURE PRODUCTS - 3.6%
4,415	Acushnet Holdings Corp.	100,883
5,178	Lindblad Expeditions Holdings, Inc. *	66,693
1,080	Malibu Boats, Inc. *	52,294
		219,870
	MACHINERY-DIVERSIFIED - 3.7%
1,408	Albany International Corp.	101,883
646	Chart Industries, Inc. * +	41,060
1,165	Columbus McKinnon Corp.	40,542
477	Kadant, Inc.	43,445
		226,930
	MEDIA -2.5%
2,287	Liberty Media Corp. - Liberty Braves Series C *	57,175
2,012	Scholastic Corp. +	92,975
		150,150
	METAL FABRICATE/ HARDWARE - 1.5%
1,885	AZZ, Inc.	89,990

	MISCELLANEOUS MANUFACTURERS - 1.1%
1,366	Harsco Corp. *	36,540
360	John Bean Technologies Corp. +	29,714
		66,254
	OIL & GAS - 0.7%
19,790	Denbury Resources, Inc. * +	44,725

	PHARMACEUTICALS - 1.7%
879	PRA Health Sciences, Inc. *	102,614

	REAL ESTATE - 0.9%
1,006	McGrath RentCorp	53,751

	REAL ESTATE INVESTMENT TRUSTS - 3.1%
6,099	Ladder Capital Corp.	107,647
2,155	PotlatchDeltic Corp.	79,950
		187,597
	RETAIL - 3.8%
603	Dillard’s, Inc. +	41,842
879	Dine Brands Global, Inc. +	78,389
1,567	National Vision Holdings, Inc. *	57,619
1,366	Rush Enterprises, Inc.	52,045
		229,895
	SAVINGS & LOANS - 0.4%
1,567	First Financial Northwest, Inc.	23,850

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	SEMICONDUCTORS - 1.6%
1,408	Nanometrics, Inc. *	$45,225
603	Silicon Laboratories, Inc. *	53,287
		98,512
	SOFTWARE - 4.4%
1,969	Five9, Inc. *	84,431
921	SPS Commerce, Inc. *	78,497
2,213	Verint Systems, Inc. *	100,537
		263,465
	STORAGE/WAREHOUSING - 1.0%
1,567	Mobile Mini, Inc.	63,338

	TELECOMMUNICATIONS - 0.9%
1,249	Plantronics, Inc.	57,167

	TRANSPORTATION - 1.5%
4,140	Schneider National, Inc.	92,446

	TRUCKING & LEASING -1.4%
1,684	Greenbrier Companies, Inc. +	82,364

	TOTAL COMMON STOCK (Cost - $5,795,325)	5,856,559

	SHORT-TERM INVESTMENTS - 3.3%
198,679	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $198,679)	198,679

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.2%
	REPURCHASE AGREEMENTS - 1.2%
$72,216	HSBC Securities USA, Inc. Repo, dated 11/30/18, due 12/03/18, 2.27%, total to be received $72,229	72,216
	(Collateralized by various US Government agency obligations, due 11/15/21-9/09/49, 0.000%-3.000% totaling $72,229)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $72,216)

	TOTAL INVESTMENTS - 101.4% (Cost - $6,066,220)	$6,127,454

	OTHER ASSETS AND LIABILITIES - (1.4)%	(81,331)

	NET ASSETS - 100.0%	$6,046,123

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.6%
	ADVERTISING - 2.4%
18,500	Hakuhodo DY Holdings, Inc.	$283,285

	AIRLINES - 2.0%
16,630	easyJet PLC *	236,837

	AUTO MANUFACTURERS - 2.1%
17,960	Volvo AB	250,673

	BANKS - 12.4%
42,200	Bangkok Bank PCL	272,786
20,950	Credit Agricole SA	260,399
57,300	Concordia Financial Group Ltd.	269,631
3,930	Royal Bank of Canada	287,912
6,470	Toronto-Dominion Bank	357,791
		1,448,519
	BEVERAGES - 5.0%
2,520	Carlsberg A/S	279,500
6,400	Coca-Cola European Partners PLC	310,656
		590,156
	BIOTECHNOLOGY - 2.4%
13,240	Swedish Orphan Biovitrum AB *	286,048

	CHEMICALS - 1.9%
4,940	Sinopec Shanghai Petrochemical Co. Ltd. - ADR	226,153

	COMPUTERS - 7.9%
2,100	Accenture PLC	345,492
446,000	Lenovo Group Ltd.	323,567
21,700	NTT Data Corp. *	252,289
		921,348
	ENGINEERING & CONSTRUCTION - 6.9%
346,000	China Communications Services Corp Ltd.	289,727
8,500	CIMIC Group Ltd.	252,995
7,490	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	267,842
		810,564
	FOOD- 1.9%
172,000	Tingyi Cayman Islands Holding Corp.	223,030

	FOREST & PAPER GOODS - 2.2%
19,900	Stora Enso Oyj	254,421

	GAS - 2.8%
12,900	Tokyo Gas Co. Ltd.	332,544

	HOME BUILDERS - 3.9%
38,560	Barratt Developments PLC	228,290
9,300	Persimmon PLC	226,336
		454,626
	INSURANCE - 9.8%
15,610	Allianz SE - ADR	329,839
58,400	China Pacific Insurance Group Co. Ltd.	208,014
16,210	Manulife Financial Corp.	267,627
7,100	SCOR SE	341,194
		1,146,674
	IRON/STEEL - 2.8%
11,170	Ternium SA - ADR	324,153

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 96.6% (Continued)
	LEISURE PRODUCTS - 2.5%
8,250	Flight Centre Travel Group Ltd.	$295,339

	MACHINERY-CONSTRUCTION & MINING - 2.4%
13,968	ABB Ltd. - ADR	283,271

	MINING - 2.1%
12,200	Anglo American PLC	246,084

	OIL & GAS - 7.5%
7,470	BP PLC - ADR	301,414
222,500	PTT PCL	334,595
16,000	Showa Shell Sekiyu KK	248,208
		884,217
	PHARMACEUTICALS - 8.0%
2,290	Ipsen SA	295,171
1,130	Roche Holding AG	293,242
5,200	Shionogi & Co. Ltd.	344,777
		933,190
	REAL ESTATE - 2.4%
55,500	Henderson Land Development Co. Ltd.	286,189

	RETAIL - 3.0%
9,300	Matsumotokiyoshi Holdings Co. Ltd.	346,463

	SEMICONDUCTORS - 2.3%
18,390	STMicroelectronics N.V.	272,689

	TOTAL COMMON STOCK (Cost - $12,511,307)	11,336,473

	EXCHANGE TRADED FUND - 0.9%
	EQUITY FUND - 0.9%
2,440	iShares MSCI ACWI ex US ETF	$108,629
	TOTAL EXCHANGE TRADED FUND (Cost - $114,530)

	SHORT-TERM INVESTMENTS - 2.3%
270,304	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $270,304)	270,304

	TOTAL INVESTMENTS - 99.8% (Cost - $12,896,141)	$11,715,406

	OTHER ASSETS AND LIABILITIES - 0.2%	22,579

	NET ASSETS - 100.0%	$11,737,985

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

FOREIGN CURRENCY CONTRACTS
						Unrealized
Settlement	Units to				US Dollar	Appreciation/
Date	Receive/Deliver	Foreign Currency	In Exchange For		Value	(Depreciation)
12/3/2018	$289,575	JPY	$2,550	USD	$2,541	$(9)
12/4/2018	24,960	HKD	3,189	USD	3,190	1
Total Unrealized						$(8)

HKD - Hong Kong Dollar

JPY - Japanese Yen

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 95.8%
	BIOTECHNOLOGY - 21.7%
9,250	Amgen, Inc.	$1,926,312
3,000	Biogen, Inc. *	1,001,160
5,000	Celgene Corp. *	361,100
6,580	Gilead Sciences, Inc.	473,365
		3,761,937
	ELECTRONICS - 5.1%
4,420	Waters Corp. *	877,724

	HEALTHCARE-PRODUCTS - 0.9%
1,600	Medtronic PLC	156,048

	HEALTHCARE-SERVICES - 19.0%
2,050	Anthem, Inc.	594,643
3,830	Charles River Laboratories International, Inc. *	516,475
3,300	Cigna Corp.	737,154
10,550	DaVita, Inc. *	696,933
3,900	Quest Diagnostics, Inc.	345,423
1,450	UnitedHealth Group, Inc.	407,972
		3,298,600
	PHARMACEUTICALS - 49.1%
13,750	Cardinal Health, Inc.	753,913
6,347	CVS Health Corp.	509,022
37,200	Endo International PLC * +	447,516
15,300	Express Scripts Holding Co. *	1,552,491
19,400	GlaxoSmithKline PLC - ADR +	812,278
6,790	Johnson & Johnson	997,451
6,700	McKesson Corp.	834,150
7,800	Mylan NV *	264,108
2,900	Novartis AG - ADR	265,437
3,780	Novo Nordisk A/S - ADR	176,224
26,020	Owens & Minor, Inc.	198,533
10,400	Pfizer, Inc.	480,792
17,308	Sanofi - ADR	784,918
20,300	Teva Pharmaceutical Industries Ltd. - ADR	437,262
		8,514,095
	TOTAL COMMON STOCK (Cost - $12,985,681)	16,608,404

	SHORT-TERM INVESTMENTS - 4.3%
749,618	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $749,618)	749,618

	TOTAL INVESTMENTS - 100.1% (Cost - $13,735,299)	$17,358,022

	OTHER ASSETS AND LIABILITIES - (0.1)%	(24,069)

	NET ASSETS - 100.0%	$17,333,953

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ADR - American Depository Receipt.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 97.3%
	COMMERCIAL SERVICES - 2.8%
16,600	Total System Services, Inc.	$1,450,342

	COMPUTERS - 23.9%
6,020	Accenture PLC	990,410
27,620	Amdocs Ltd.	1,792,814
17,019	Apple, Inc.	3,039,253
15,890	Check Point Software Technologies Ltd. *	1,776,661
11,920	Cognizant Technology Solutions Corp.	849,062
4,941	Dell Technologies, Inc. *	521,177
3,000	DXC Technology Co.	189,120
4,510	International Business Machines Corp.	560,458
23,600	NetApp, Inc.	1,578,132
22,000	Seagate Technology PLC +	947,980
7,700	Western Digital Corp.	349,503
		12,594,570
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
5,400	Alliance Data Systems Corp.	1,081,944
4,139	MasterCard, Inc.	832,229
9,502	Visa, Inc.	1,346,528
		3,260,701
	INTERNET - 22.7%
2,014	Alphabet, Inc. - Cl. A *	2,234,835
2,861	Alphabet, Inc. - Cl. C *	3,131,164
1,933	Amazon.com, Inc. *	3,267,099
38,100	eBay, Inc. *	1,137,285
15,899	Facebook, Inc. *	2,235,558
		12,005,941
	SEMICONDUCTORS - 15.2%
39,600	Intel Corp.	1,952,676
17,720	KLA-Tencor Corp.	1,746,483
23,860	QUALCOMM, Inc.	1,390,084
9,300	Skyworks Solutions, Inc.	676,761
24,720	Xilinx, Inc.	2,286,106
		8,052,110
	SOFTWARE - 17.6%
6,000	Citrix Systems, Inc. *	653,820
27,461	Microsoft Corp.	3,045,150
43,026	Oracle Corp.	2,097,948
6,020	salesforce.com, Inc. *	859,415
5,900	Synopsys, Inc. *	542,446
12,500	VMware, Inc. *	2,091,750
		9,290,529
	TELECOMMUNICATIONS - 8.9%
76,850	Cisco Systems, Inc.	3,678,809
36,500	Juniper Networks, Inc.	1,047,915
		4,726,724

	TOTAL COMMON STOCK (Cost - $25,164,537)	51,380,917

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 2.7%
1,406,262	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $1,406,262)	$1,406,262

	TOTAL INVESTMENTS - 100.0% (Cost - $26,570,799)	$52,787,179

	OTHER ASSETS AND LIABILITIES - 0.0%	2,148

	NET ASSETS - 100.0%	$52,789,327

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 98.5%
	BUILDING MATERIALS - 1.9%
1,390	Louisiana-Pacific Corp.	$31,775

	CHEMICALS - 10.6%
400	DowDuPont, Inc.	23,140
390	Eastman Chemical Co.	30,740
1,320	Huntsman Corp.	26,690
210	LyondellBasell Industries NV	19,595
650	Methanex Corp. *	36,036
1,430	Sasol Ltd. - ADR	42,156
		178,358
	COAL - 2.1%
1,051	CONSOL Energy, Inc. *	36,112

	FOREST PRODUCTS & PAPER - 2.1%
780	International Paper Co.	36,028

	IRON/STEEL - 7.9%
1,590	ArcelorMittal - ADR *	36,522
590	Posco - ADR	32,580
410	Reliance Steel & Aluminum Co.	32,985
1,310	United States Steel Corp.	30,209
		132,296
	MINING - 1.7%
1,420	Teck Resouces Ltd.	28,826

	OIL & GAS - 56.5%
2,230	Antero Resources Corp. *	29,280
1,510	BP PLC - ADR	60,928
1,490	Canadian Natural Resources Ltd.	37,473
497	Chevron Corp.	59,113
520	China Petroleum & Chemical Corp. - ADR	44,377
460	CNOOC Ltd. - ADR	77,478
950	CNX Resources Corp. *	13,148
210	ConocoPhillips	13,898
980	Devon Energy Corp.	26,489
300	Eni SpA - ADR	9,675
390	Equinor ASA - ADR	9,118
1,425	Exxon Mobil Corp.	113,288
440	Murphy Oil Corp.	14,036
1,539	Newfield Exploration Co. *	26,086
1,020	PBF Energy, Inc.	39,454
380	PetroChina Co. Ltd. - ADR *	26,410
5,007	Petroleo Brasileiro -ADR	72,902
2,750	Range Resources Corp.	40,012
1,200	Royal Dutch Shell PLC - ADR	74,436
1,770	TOTAL SA - ADR	98,430
860	Transocean Ltd. *	7,981
199	Valero Energy Corp.	15,900
2,630	YPF SA - ADR *	39,371
		949,283
	OIL & GAS SERVICES - 0.4%
150	Schlumberger Ltd.	6,765

	PACKAGING & CONTAINERS - 5.2%
240	Crown Holdings, Inc. *	12,307
2,110	Owens-Illinois, Inc. *	38,803
770	WestRock Co.	36,275
		87,385
	PIPELINES - 10.1%
1,920	Enbridge, Inc.	62,842
3,390	Kinder Morgan, Inc.	57,867
1,200	TransCanada Corp.	49,104
		169,813

	TOTAL COMMON STOCK (Cost - $1,566,466)	1,656,641

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value

	SHORT-TERM INVESTMENTS - 1.2%
19,366	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $19,366)	$19,366

	TOTAL INVESTMENTS - 99.7% (Cost - $1,585,832)	$1,676,007

	OTHER ASSETS LESS LIABILITIES - 0.3%	5,189

	NET ASSETS - 100.0%	$1,681,196

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 97.8%
	BANKS - 54.7%
2,291	Bank of America Corp.	$65,064
140	Bank of New York Mellon Corp.	7,183
140	BB&T Corp.	7,154
290	Capital One Financial Corp.	26,007
1,000	Citigroup, Inc.	64,790
300	Citizens Financial Group, Inc.	10,908
100	Comerica, Inc.	7,918
640	East West Bancorp, Inc.	34,362
800	Fifth Third Bancorp	22,344
58	Goldman Sachs Group, Inc.	11,060
581	JPMorgan Chase & Co.	64,601
160	M&T Bank Corp.	27,042
1,170	Morgan Stanley	51,936
370	Northern Trust Corp.	36,715
339	PNC Financial Services Group, Inc.	46,029
2,070	Regions Financial Corp.	34,052
120	SVB Financial Group *	30,577
510	State Street Corp.	37,240
490	SunTrust Banks, Inc.	30,718
1,188	US Bancorp	64,698
550	Umpqua Holdings Corp.	10,582
1,200	Wells Fargo & Co.	65,136
670	Zions Bancorp NA	32,602
		788,718
	COMMERCIAL SERVICES - 0.5%
40	S&P Global, Inc.	7,314

	DIVERSIFIED FINANCIAL SERVICES - 12.3%
135	American Express Co.	15,156
14	BlackRock, Inc.	5,992
170	Charles Schwab Corp.	7,616
150	CME Group, Inc.	28,512
563	Discover Financial Services	40,142
650	E*TRADE Financial Corp.	33,989
300	Evercore, Inc.	24,768
110	Intercontinental Exchange, Inc.	8,989
460	Synchrony Financial	11,951
		177,115
	INSURANCE - 27.4%
860	Aflac, Inc.	39,336
173	Allstate Corp.	15,430
129	American International Group, Inc.	5,579
40	Aon PLC	6,604
662	Berkshire Hathaway, Inc. *	144,475
79	Chubb Ltd.	10,566
740	Hartford Financial Services Group, Inc.	32,701
170	Lincoln National Corp.	10,705
90	Marsh & McLennan Companies, Inc.	7,983
1,042	MetLife, Inc.	46,505
840	Progressive Corp.	55,684
210	Prudential Financial, Inc.	19,690
		395,258

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	MEDIA - 2.5%
150	FactSet Research Systems, Inc.	$35,174

	SAVINGS & LOANS - 0.4%
600	New York Community Bancorp, Inc.	6,378

	TOTAL COMMON STOCK (Cost - $978,397)	1,409,957

	SHORT-TERM INVESTMENTS - 2.1%
30,355	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $30,355)	30,355

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.1%
	REPURCHASE AGREEMENTS - 0.1%
$1,903	HSBC Securities USA, Inc., dated 11/30/18, due 12/03/18, 2.27%, total to be received $1,903	1,903
	(Collateralized by various U.S Government Agency Obligations, 11/15/21-09/09/49, 0.000-3.000%, totaling $1,903)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,903)

	TOTAL INVESTMENTS - 100.0% (Cost - $1,010,655)	$1,442,215

	OTHER ASSETS AND LIABILITIES - (0.0)%	(423)

	NET ASSETS - 100.0%	$1,441,792

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2018

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS & NOTES - 1.9%
	REGIONAL - 1.9%
$100,000	Province of Ontario, Canada	2.450%	6/29/2022	$97,456
	TOTAL CORPORATE BONDS & NOTES (Cost - $99,851)

Shares
	EXCHANGE TRADED FUNDS - 21.1%
	DEBT FUND - 21.1%
11,119	iShares Floating Rate Bond ETF	563,956
7,335	ProShares Investment Grade - Interest Rate Hedged	533,474
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,131,422)	1,097,430

	MUTUAL FUNDS - 69.2%
	DEBT FUNDS - 69.2%
352,241	Vanguard Short-Term Bond Index Fund	3,599,898
	TOTAL MUTUAL FUNDS (Cost - $3,617,366)

	SHORT-TERM INVESTMENTS - 7.8%
407,609	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $407,609)	407,609

	TOTAL INVESTMENTS - 100.0% (Cost - $5,256,248)	$5,202,393

	OTHER ASSETS AND LIABILITIES - 0.0%	1,857

	NET ASSETS - 100.0%	$5,204,250

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 9.6%
765	iShares Floating Rate Bond ETF	$38,801
506	ProShares Investment Grade-Interest Rate Hedged	36,801
	TOTAL EXCHANGE TRADED FUNDS (Cost - $77,947)	75,602

	OPEN END FUND - 82.6%
41,347	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
	TOTAL OPEN END FUND (Cost - $649,968)	649,148

	SHORT-TERM INVESTMENTS - 7.1%
55,653	Dreyfus Tax Exempt Cash Management - Institutional Class, 1.56% ^ (Cost - $55,653)	$55,653

	TOTAL INVESTMENTS - 99.3% (Cost - $783,568)	$780,403

	OTHER ASSETS LESS LIABILITIES - 0.7%	5,206

	NET ASSETS - 100.0%	$785,609

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2018

Principal		Value
	REPURCHASE AGREEMENT - 100.0%
$8,121,000	Credit Agricole Repo, 2.27%, due 12/3/2018 with a full maturity value of $8,122,536
	(Collateralized by $7,714,600 U.S. Treasury Note, 3.750% due 11/15/2043, aggregate market value plus accrued interest $8,283,489) (Cost - $8,121,000)	$8,121,000

	TOTAL INVESTMENTS - 100.0% (Cost - $8,121,000)	$8,121,000

	OTHER ASSETS LESS LIABILITIES - 0.0%	3,311

	NET ASSETS - 100.0%	$8,124,311

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 47.6%
362	IndexIQ ETF Trust - IQ Hedge Multi-Strategy *	$10,842
308	iShares Core U.S. Aggregate Bond ETF	32,303
486	iShares Global REIT ETF	12,291
576	ProShares Investment Grade-Interest Rate Hedged	41,893
1,245	Schwab International Equity ETF	38,433
1,372	Schwab U.S. Large-Cap Value ETF	75,062
630	Schwab US Small-Cap ETF	43,609
236	Vanguard Financials ETF	15,911
	TOTAL EXCHANGE TRADED FUNDS (Cost - $281,862)	270,344

	OPEN ENDED FUNDS - 38.8%
3,432	James Alpha Macro Portfolio - Class I * +	30,575
4,066	Saratoga Advantage Trust/The - Mid Capitalization +	49,652
970	Saratoga Energy & Basic Materials Portfolio, Class I * +	12,284
693	Saratoga Health & Biotechnology Portfolio, Class I +	19,150
3,171	Saratoga Large Capitalization Growth Portfolio, Class I +	92,472
712	Saratoga Technology & Communications Portfolio, Class I +	16,267
	TOTAL OPEN ENDED FUNDS (Cost - $217,863)	220,400

	SHORT-TERM INVESTMENTS - 12.0%
68,509	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $68,509)	68,509

	TOTAL INVESTMENTS - 98.4% (Cost - $568,234)	$559,253

	OTHER ASSETS LESS LIABILITIES - 1.6%	9,067

	NET ASSETS - 100.0%	$568,320

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 34.2%
1,084	iShares Core U.S. Aggregate Bond ETF	$113,690
597	ProShares Investment Grade-Interest Rate Hedged	43,420
532	Schwab International Equity ETF	16,423
2,645	Schwab U.S. Large-Cap Value ETF	144,708
308	Schwab US Small-Cap ETF	21,319
	TOTAL EXCHANGE TRADED FUNDS (Cost - $346,612)	339,560

	OPEN ENDED FUNDS - 31.0%
4,188	James Alpha Macro Portfolio - Class I * +	37,320
5,904	Saratoga Large Capitalization Growth Portfolio, Class I +	172,147
8,001	Saratoga Mid Capitalization Portfolio, Class I +	97,698
	TOTAL OPEN ENDED FUNDS (Cost - $311,420)	307,165

	SHORT-TERM INVESTMENTS - 39.9%
395,526	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $395,526)	395,526

	TOTAL INVESTMENTS - 105.1% (Cost - $1,053,558)	$1,042,251

	LIABILITIES LESS OTHER ASSETS - (5.1)%	(50,849)

	NET ASSETS - 100.0%	$991,402

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 36.7%
255	IndexIQ ETF Trust - IQ Hedge Multi-Strategy *	$7,637
374	iShares Core U.S. Aggregate Bond ETF	39,225
268	iShares Global REIT ETF	6,778
426	ProShares Investment Grade-Interest Rate Hedged	30,983
520	Schwab International Equity ETF	16,052
1,594	Schwab U.S. Large-Cap Value ETF	87,208
325	Schwab US Small-Cap ETF	22,497
152	Vanguard Financials ETF	10,248
	TOTAL EXCHANGE TRADED FUNDS (Cost - $227,579)	220,628

	OPEN ENDED FUNDS - 39.3%
2,185	James Alpha Macro Portfolio - Class I * +	19,471
619	Saratoga Energy & Basic Materials Portfolio, Class I * +	7,847
501	Saratoga Health & Biotechnology Portfolio, Class I +	13,843
4,045	Saratoga Large Capitalization Growth Portfolio, Class I +	117,950
5,437	Saratoga Mid Capitalization Portfolio, Class I +	66,383
463	Saratoga Technology & Communications Portfolio, Class I +	10,574
	TOTAL OPEN ENDED FUNDS (Cost - $240,500)	236,068

	SHORT-TERM INVESTMENTS - 23.9%
143,493	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $143,493)	143,493

	TOTAL INVESTMENTS - 99.9% (Cost - $611,572)	$600,189

	OTHER ASSETS LESS LIABILITIES - 0.1%	400

	NET ASSETS - 100.0%	$600,589

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 42.8%
185	IndexIQ ETF Trust - IQ Hedge Multi-Strategy *	$5,541
265	iShares Core U.S. Aggregate Bond ETF	27,793
223	iShares Global REIT ETF	5,640
206	ProShares Investment Grade-Interest Rate Hedged	14,982
596	Schwab International Equity ETF	18,398
1,028	Schwab U.S. Large-Cap Value ETF	56,242
348	Schwab US Small-Cap ETF	24,089
131	Vanguard Financials ETF	8,832
	TOTAL EXCHANGE TRADED FUNDS (Cost - $169,206)	161,517

	OPEN ENDED FUNDS - 41.7%
2,806	James Alpha Macro Portfolio, Class I * +	25,000
459	Saratoga Energy & Basic Materials Portfolio, Class I * +	5,818
388	Saratoga Health & Biotechnology Portfolio, Class I +	10,717
2,425	Saratoga Large Capitalization Growth Portfolio, Class I +	70,713
3,044	Saratoga Mid Capitalization Portfolio, Class I +	37,169
351	Saratoga Technology & Communications Portfolio, Class I +	8,017
	TOTAL OPEN ENDED FUNDS (Cost - $158,441)	157,434

	SHORT-TERM INVESTMENTS - 12.9%
48,621	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $48,621)	48,621

	TOTAL INVESTMENTS - 97.4% (Cost - $376,268)	$367,572

	OTHER ASSETS LESS LIABILITIES - 2.6%	9,981

	NET ASSETS - 100.0%	$377,553

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 38.4%
528	iShares Core U.S. Aggregate Bond ETF	$55,376
288	ProShares Investment Grade-Interest Rate Hedged	20,947
1,146	Schwab International Equity ETF	35,377
2,101	Schwab U.S. Large-Cap Value ETF	114,946
658	Schwab US Small-Cap ETF	45,547
	TOTAL EXCHANGE TRADED FUNDS (Cost - $283,488)	272,193

	OPEN ENDED FUNDS - 38.7%
6,272	James Alpha Macro Portfolio, Class I * +	55,885
4,759	Saratoga Large Capitalization Growth Portfolio, Class I +	138,776
6,525	Saratoga Mid Capitalization Portfolio, Class I +	79,671
	TOTAL OPEN ENDED FUNDS (Cost - $276,025)	274,332

	SHORT-TERM INVESTMENTS - 18.0%
127,555	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $127,555)	127,555

	TOTAL INVESTMENTS - 95.1% (Cost - $687,068)	$674,080

	OTHER ASSETS LESS LIABILITIES - 4.9%	34,791

	NET ASSETS - 100.0%	$708,871

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

+	Affiliated investment.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 44.6%
	ALTERNATIVE FUNDS - 0.8%
1,688	IQ Merger Arbitrage ETF *	$53,729
820	SPDR Bloomberg Barclays Convertible Securities	42,189
		95,918
	COMMODITY FUNDS - 4.3%
257	Invesco DB Agriculture Fund *	4,444
8,902	iShares S&P GSCI Commodity Indexed Trust *	134,509
1,333	iShares S&P/TSX Capped Materials Index ETF	11,514
1,737	iShares S&P/TSX Global Gold Index ETF	13,422
2,790	SPDR Gold Shares * +	322,357
		486,246
	EQUITY FUNDS - 9.0%
5,418	AdvisorShares STAR Global Buy-Write ETF *	166,088
5,707	First Asset Active Utility & Infrastructure ETF	43,755
57	First Trust Financial AlphaDEX Fund	1,736
25	Global X Scientific Beta US ETF	787
198	Horizons S&P 500 Covered Call ETF	9,747
3,374	Invesco S&P 500 Equal Weight ETF	343,001
3,097	iShares Currency Hedged MSCI EAFE ETF	87,304
744	iShares Global Clean Energy ETF	6,688
2,790	iShares Latin America 40 ETF	89,615
52	iShares Mortgage Real Estate ETF	2,266
222	iShares MSCI Brazil ETF	8,836
224	iShares MSCI Frontier 100 ETF	6,182
391	iShares MSCI Mexico ETF	15,769
1,043	ProShares UltraShort Bloomberg Crude Oil *	27,222
2,335	SPDR EURO STOXX 50 ETF	81,912
242	Vanguard FTSE Emerging Markets ETF	9,605
7,436	WisdomTree Middle East Dividend Fund	137,715
		1,038,228
	FIXED INCOME FUNDS - 30.4%
5,678	Highland/iBoxx Senior Loan ETF	100,785
516	iShares 20+ Year Treasury Bond ETF	59,510
3	iShares 7-10 Year Treasury Bond ETF	305
8,582	iShares Barclays USD Asia High Yield Bond Index	84,190
505	iShares iBoxx $ High Yield Corporate Bond ETF	42,218
3,317	iShares JP Morgan USD Emerging Markets Bond ETF	343,940
1	iShares MBS ETF	103
10,767	SPDR Barclays Euro High Yield Bond UCITS ETF	669,990
10	SPDR Bloomberg Barclays High Yield Bond ETF	347
9	SPDR Doubleline Total Return Tactical ETF	425
420	VanEck Vectors International High Yield Bond ETF	9,853
37,753	Vanguard Total International Bond ETF	2,067,354
3,164	WisdomTree Emerging Markets Local Debt Fund	105,519
		3,484,539
	SPECIALTY FUNDS - 0.01%
102	ProShares Short VIX Short-Term Futures ETF *	5,111

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,226,866)	5,110,042

	EXCHANGE TRADED NOTES - 0.3%
	COMMODITY NOTES - 0.3%
2,170	iPath Bloomberg Coffee Subindex Total Return ETN *	24,955
55	iPath Bloomberg Grains Subindex Total Return ETN *	1,265
221	VELOCITYSHARES DAILY 3X INVERSE NATURAL GAS ETN *	10,878
		37,098
	SPECIALTY NOTE - 0.0%
11	iPATH S&P 500 VIX Short-Term Futures ETN *	379

	TOTAL EXCHANGE TRADED NOTES (Cost - $45,452)	37,477

	MUTUAL FUNDS - 15.6%
	ALTERNATIVE FUNDS - 15.6%
94,696	Altegris Futures Evolution Strategy Fund, Class I	912,874
1,037,450	AQR Managed Futures Strategy Fund, Class I *	871,497
	TOTAL MUTUAL FUNDS (Cost - $1,997,202)	1,784,371

	SHORT-TERM INVESTMENTS - 29.1%
3,341,860	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $3,341,860)	3,341,860

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Value

TOTAL INVESTMENTS - 89.6% (Cost - $10,611,380)	$10,273,750

OTHER ASSETS LESS LIABILITIES - 10.4%	1,193,124

NET ASSETS - 100.0%	$11,466,874

ETF - Exhange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
12/28/2018	20,497	CAD	BNY Mellon	$15,622	USD	$15,433	$(189)
12/28/2018	14,730,466	JPY	BNY Mellon	131,176	USD	130,071	(1,105)
To Sell:
9/25/2018	(48,341)	AUD	BNY Mellon	(35,367)	USD	(35,316)	51
9/25/2018	(147,700)	CHF	BNY Mellon	(147,843)	USD	(148,231)	(388)
9/25/2018	(1,526,812)	EUR	BNY Mellon	(1,746,520)	USD	(1,733,119)	13,401
9/25/2018	(15,833)	GBP	BNY Mellon	(20,404)	USD	(20,233)	171
9/25/2018	(1,021,051)	MXN	BNY Mellon	(50,098)	USD	(49,998)	100
							$12,041

TOTAL RETURN SWAP - (0.8)%	Unrealized Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 74,318, with a receivable rate of 2.50%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value 7,396,640)	$(172,581)
$(172,581)

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts	Counterparty	Notional Value at November 30, 2018	Expiration	Unrealized Appreciation / (Depreciation)
6	90 Day Bank Accepted Bill Future	Deutsche Bank	1,322,101	6/13/2019	$473
4	3 month Euro (EURIBOR)	Deutsche Bank	1,006,411	6/17/2019	273
6	3 month Sterling	Deutsche Bank	760,217	9/18/2019	(391)
4	3 month Sterling	Deutsche Bank	477,363	9/16/2020	(181)
3	3 year Australian Treasury Bond Future	Deutsche Bank	1,012,427	12/17/2018	(137)
1	10 year Australian Treasury Bond Future	Deutsche Bank	1,018,253	12/17/2018	464
8	Euro-BUND Future	Deutsche Bank	1,295,124	12/6/2018	10,652
5	Eurodollar	Deutsche Bank	1,183,475	12/16/2019	841
4	Eurodollar	Deutsche Bank	1,072,999	12/17/2018	(297)
2	Eurodollar	Deutsche Bank	434,466	6/17/2019	1
5	Euro-OAT Futures	Deutsche Bank	705,465	12/6/2018	5,893
7	Mini Japanese Government Bond Future	Deutsche Bank	99,397,528	12/12/2018	3,191
7	Nikkei 225 (JPY) Future	Deutsche Bank	82,447,609	12/13/2018	25,620
14	Soybeans Future	Deutsche Bank	632,117	1/14/2019	12,466
					58,868

	Open Short Future Contracts
(5)	2 year Euro-Schatz Future	Deutsche Bank	(527,245)	3/7/2019	(160)
(4)	2 year Euro-Schatz Future	Deutsche Bank	(439,912)	12/6/2018	(765)
(6)	5 year US Treasury Notes Future	Deutsche Bank	(685,763)	3/29/2019	(795)
(6)	EUR/USD	Deutsche Bank	(834,655)	12/17/2018	21,905
(10)	Eurodollar	Deutsche Bank	(2,458,197)	12/14/2020	(165)
(3)	Eurodollar	Deutsche Bank	(696,591)	9/16/2019	(910)
(2)	Eurodollar	Deutsche Bank	(485,225)	9/13/2021	(1,176)
(5)	Gold	Deutsche Bank	(655,108)	2/26/2019	(2,407)
(6)	JPY/USD	Deutsche Bank	(683,328)	12/17/2018	11,222
(7)	Nikkei 225 Future	Deutsche Bank	(785,195)	12/13/2018	(20,083)
(14)	Soybeans Future	Deutsche Bank	(647,820)	7/12/2019	(12,066)
(10)	Soybeans Future	Deutsche Bank	(466,352)	3/14/2019	(9,474)
					(14,874)

	TOTAL FUTURES CONTRACTS				$43,994

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
November 30, 2018

James Alpha Index Swap Top 50 Holdings (Continued)

PURCHASED PUT OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2018	Expiration	Strike Price	Unrealized Appreciation
JPY/EUR	Deutsche Bank	323,454	2/26/2019	128.25	$5,715
JPY/EUR	Deutsche Bank	277,289	2/8/2019	123.00	(411)
JPY/EUR	Deutsche Bank	223,402	12/13/2018	128.00	1,943
JPY/GBP	Deutsche Bank	192,676	5/10/2019	148.20	3,949
JPY/USD	Deutsche Bank	726,338	2/19/2019	111.75	6,659
JPY/USD	Deutsche Bank	258,763	2/26/2019	112.75	3,523
NOK/EUR	Deutsche Bank	245,935	12/14/2018	9.70	995
USD/AUD	Deutsche Bank	473,516	12/13/2018	0.69	10
USD/AUD	Deutsche Bank	381,232	1/25/2019	0.69	286
TOTAL PURCHASED OPTIONS					$22,669

WRITTEN PUT OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2018	Expiration	Strike Price	Unrealized Depreciation
JPY/AUD	Deutsche Bank	(382,150)	2/8/2019	74.00	(294)
JPY/EUR	Deutsche Bank	(476,581)	1/18/2019	117.00	(206)
JPY/EUR	Deutsche Bank	(476,581)	2/7/2019	117.00	(465)
JPY/EUR	Deutsche Bank	(553,353)	12/13/2018	115.00	—
JPY/EUR	Deutsche Bank	(646,908)	8/27/2019	110.50	(3,605)
JPY/GBP	Deutsche Bank	(222,646)	1/8/2019	134.00	(695)
JPY/USD	Deutsche Bank	(517,526)	8/27/2019	99.00	(2,188)
JPY/USD	Deutsche Bank	(1,452,676)	8/19/2018	98.00	(5,000)
NOK/EUR	Deutsche Bank	(241,780)	12/14/2018	8.90	—
NOK/EUR	Deutsche Bank	(248,926)	2/15/2019	8.90	(5)
NOK/USD	Deutsche Bank	(563,323)	3/15/2019	7.40	(20)
USD/AUD	Deutsche Bank	(919,762)	1/25/2019	0.66	(156)
USD/AUD	Deutsche Bank	(922,255)	12/13/2018	0.65	—
USD/EUR	Deutsche Bank	(562,077)	2/22/2019	1.04	(236)
					(12,870)

WRITTEN CALL OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2018	Expiration	Strike Price	Unrealized Depreciation
GBP/EUR	Deutsche Bank	(286,647)	12/14/2018	0.99	(3)
NOK/EUR	Deutsche Bank	(245,935)	12/14/2018	9.70	(2,149)
					(2,152)

TOTAL WRITTEN OPTIONS					$(15,022)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*
							Unrealized
Settlement	Units to					US Dollar	Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
1/8/2019	213,400	SEK	Deutsche Bank	$2,202,990	EUR	241,590	$306

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:

AUD - Australian Dollar	JPY - Japanese Yen	TRY - Turkish New Lira

EUR - Euro	NOK - Norwegian Krone	USD - U.S. Dollar

GBP - British Pound	SEK - Swedish Krona

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	COMMON STOCK - 97.2%
	ASIA PACIFIC - 30.3%
	AUSTRALIA - 5.9%
9,685,838	NEXTDC Ltd. *	$45,550,674

	HONG KONG - 14.0%
2,041,020	CK Asset Holdings Ltd.	14,696,544
8,344,804	Hang Lung Properties Ltd.	16,890,611
5,568,897	Hongkong Land Holdings Ltd.	36,253,519
4,727,375	Swire Properties Ltd.	16,461,166
3,951,347	Wharf Real Estate Investment Co. Ltd.	23,756,301
		108,058,141
	JAPAN - 7.4%
145,684	Aeon Mall Co. Ltd.	2,618,591
8,156	Industrial & Infrastructure Fund Investment Corp. *	7,972,840
9,147	Invincible Investment Corp.	3,794,132
149,195	Mitsubishi Estate Co. Ltd.	2,392,639
432,430	Mitsui Fudosan Co. Ltd.	10,339,476
5,383,528	Tokyu Fudosan Holdings Corp.	30,200,857
		57,318,535
	SINGAPORE - 3.0%
6,167,831	CapitaLand Commercial Trust	7,822,176
15,322,167	Keppel DC REIT	15,188,154
		23,010,330

	TOTAL ASIA PACIFIC - (Cost - $264,332,120)	233,937,680

	EUROPE - 22.0%
	BELGIUM - 0.8%
85,480	VGP NV	6,155,510

	FRANCE - 4.2%
190,376	Covivio	18,548,359
99,189	Gecina SA	13,869,886
		32,418,245
	GERMANY - 2.0%
95,595	ADO Properties SA	5,193,233
498,352	Instone Real Estate Group AG. *	10,495,220
		15,688,453
	IRELAND - 2.1%
16,842,211	Glenveagh Properties PLC *	16,056,601

	ITALY - 1.7%
5,687,321	Beni Stabili SpA SIIQ	4,675,055
1,090,575	COIMA RES SpA	8,668,323
		13,343,378
	NETHERLANDS - 3.7%
459,810	InterXion Holding NV *	28,632,369

	SPAIN - 1.8%
1,386,258	Inmobiliaria Colonial Socimi SA	13,930,119

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 97.2% (Continued)
	EUROPE - 22.0% (Continued)
	UNITED KINGDOM - 5.7%
18,005,710	Assura PLC	$12,267,849
6,010,092	Empiric Student Property PLC	7,223,521
2,113,631	Grainger PLC *	6,828,256
580,225	Great Portland Estates PLC	5,140,710
5,440,639	Hansteen Holdings PLC *	6,490,504
3,286,266	McCarthy & Stone PLC	5,685,639
		43,636,479

	TOTAL EUROPE (Cost - $201,247,023)	169,861,154

	NORTH AMERICA - 44.9%
	CANADA - 0.6%
140,032	Boardwalk Real Estate Investment Trust	4,371,325

	UNITED STATES - 44.3%
184,155	Acadia Realty Trust	5,279,724
149,662	Alexandria Real Estate Equities, Inc.	18,632,919
963,609	American Homes 4 Rent	20,071,975
465,796	Americold Realty Trust	12,483,333
765,979	Brixmor Property Group, Inc.	12,638,654
1,396,040	CatchMark Timber Trust, Inc.	11,573,172
141,806	Chatham Lodging Trust	2,834,702
4,053,369	Colony Capital, Inc.	24,968,753
581,016	CoreCivic, Inc.	12,753,301
94,772	CoreSite Realty Corp.	9,236,479
594,840	Corporate Office Properties Trust	14,555,735
917,878	Cushman & Wakefield PLC *	17,090,888
261,371	CyrusOne, Inc.	14,657,686
543,402	Ellington Financial LLC	8,411,863
74,791	Equinix, Inc.	28,815,476
74,159	Extra Space Storage, Inc.	7,117,781
169,550	GEO Group, Inc.	3,940,342
470,699	Hilton Grand Vacations, Inc. *	15,090,610
358,782	Jernigan Capital, Inc.	7,670,759
1,147,673	Kennedy-Wilson Holdings, Inc.	22,482,914
314,058	National Storage Affiliates Trust	8,784,202
494,838	New Senior Investment Group, Inc.	2,627,590
739,770	NorthStar Realty Europe Corp.	12,102,637
564,539	Outfront Media, Inc.	11,731,120
348,051	Physicians Realty Trust	6,198,788
133,323	Prologis, Inc.	8,977,971
83,777	Sun Communities, Inc.	8,721,186
312,159	Wyndham Destinations, Inc.	12,945,234
		342,395,794

	TOTAL NORTH AMERICA (Cost - $421,024,134)	346,767,119

	TOTAL COMMON STOCK (Cost - $886,603,277)	750,565,953

	SHORT-TERM INVESTMENTS - 0.3%
2,022,374	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $2,022,374)	2,022,374

	TOTAL INVESTMENTS - 97.5% (Cost - $888,625,651)	$752,588,327
	OTHER ASSETS LESS LIABILITIES - 2.5%	19,252,483
	NET ASSETS - 100.0%	$771,840,810

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

PLC - Public Liability Company

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2018

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 11.5%
	BUILDING MATERIALS - 0.3%
$50,000	Griffon Corp.	5.250%	3/1/2022	$46,875

	COMMERCIAL SERVICES - 1.0%
150,000	Hertz Corp.	5.875	10/15/2020	148,350

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
100,000	Springleaf Finance Corp.	6.125	5/15/2022	100,500

	ENTERTAINMENT - 1.0%
138,000	AMC Entertainment Holdings, Inc.	5.875	2/15/2022	138,518

	HEALTHCARE-SERVICES - 0.7%
100,000	HCA Healthcare, Inc.	6.250	2/15/2021	103,500

	MACHINERY-DIVERSIFIED - 1.1%
150,000	Cloud Crane LLC #	10.125	8/1/2024	160,170

	MEDIA - 0.7%
50,000	Cablevision Systems Corp.	5.875	9/15/2022	50,125
50,000	Dish DBS Corp.	6.750	6/1/2021	50,937
				101,062
	OIL & GAS - 1.5%
98,000	Ascent Resources Utica Holdings LLC #	10.000	4/1/2022	104,125
100,000	Denbury Resources, Inc. #	9.000	5/15/2021	100,750
				204,875
	PHARMACEUTICALS - 0.7%
100,000	Bausch Health Companies, Inc. #	5.875	5/15/2023	97,750

	PIPELINES - 1.7%
150,000	American Midstream Partners LP #	8.500	12/15/2021	145,875
100,000	Summit Midstream Partners LP	9.500	12/15/2022	97,250
				243,125
	PRIVATE EQUITY - 1.1%
150,000	Icahn Enterprises LP	6.250	2/1/2022	152,813

	TELECOMMUNICATIONS - 1.0%
136,000	Frontier Communications Corp.	7.125	3/15/2019	136,340

	TOTAL CORPORATE BONDS (Cost - $1,657,514)			1,633,878

Shares
	COMMON STOCK - 79.2%
	AEROSPACE/DEFENSE - 0.6%
200	Esterline Technologies Corp. *	23,746
200	L3 Technologies, Inc.	36,658
188	United Technologies Corp.	22,860
		83,264
	APPAREL - 0.6%
485	Canada Goose Holdings, Inc. *	32,665
1,889	Skechers U.S.A., Inc. *	51,003
		83,668
	BANKS - 1.4%
283	First Hawaiian, Inc.	7,364
4,100	MB Financial, Inc.	188,108
		195,472

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 79.2% (Continued)
	BIOTECHNOLOGY - 1.4%
566	Abeona Therapeutics, Inc. *	$4,641
594	Liquidia Technologies, Inc. *	13,282
9,107	NeoGenomics, Inc. *	149,355
200	Shire PLC - ADR	35,116
		202,394
	BUILDING MATERIALS - 0.3%
1,000	USG Corp.	43,040

	COAL - 1.2%
3,444	Alliance Resource Partners LP	67,675
10,672	Foresight Energy LP	39,913
5,069	SunCoke Energy Partners LP	62,146
		169,734
	COMMERCIAL SERVICES - 3.3%
615	2U, Inc. *	35,910
246	CoStar Group, Inc. *	90,870
788	Evo Payments, Inc. *	20,638
1,671	HMS Holdings Corp. *	59,722
2,200	LSC Communications, Inc.	22,044
1,688	Paylocity Holding Corp. *	113,231
300	Rent-A-Center, Inc. *	4,404
404	ServiceMaster Global Holdings, Inc. *	17,885
18,834	StoneMor Partners LP *	65,919
204	WEX, Inc. *	31,614
		462,237
	COMPUTERS - 1.7%
891	Dell Technologies, Inc. *	93,983
51	ForeScout Technologies, Inc. *	4,100
777	Nutanix, Inc. *	34,740
858	Pure Storage, Inc. *	16,225
1,086	Qualys, Inc. *	85,533
16	StoneCo Ltd. *	377
296	Tenable Holdings, Inc. *	8,430
		243,388
	DISTRIBUTION/WHOLESALE - 1.3%
1,737	Copart, Inc. *	88,900
1,621	KAR Auction Services, Inc.	92,624
		181,524
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,805	Ellington Financial LLC	27,941
400	Hamilton Lane, Inc.	15,128
1,300	Investment Technology Group, Inc.	39,169
794	WageWorks, Inc. *	26,464
		108,702
	ELECTRONICS - 0.1%
1,200	Sparton Corp. *	17,232

	ENGINEERING & CONSTRUCTION - 0.0%
202	Frontdoor, Inc. *	4,705

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 79.2% (Continued)
	ENTERTAINMENT - 0.2%
976	IMAX Corp. *	$18,115
679	Lions Gate Entertainment Corp.	12,242
		30,357
	GAS - 0.5%
3,665	Global Partners LP	63,331

	HEALTHCARE-PRODUCTS - 1.6%
427	AxoGen, Inc. *	14,296
473	Bio-Techne Corp.	76,352
3,015	GenMark Diagnostics, Inc. *	15,708
12	Inspire Medical Systems, Inc. *	551
2,636	Invacare Corp.	14,498
1,300	Mazor Robotics Ltd. - ADR *	75,777
549	Novocure Ltd. *	18,842
2,214	T2 Biosystems, Inc. *	9,830
		225,854
	HEALTHCARE-SERVICES - 0.6%
658	AAC Holdings, Inc. *	1,296
1,974	Acadia Healthcare Co., Inc. *	67,057
149	LHC Group, Inc. *	15,626
		83,979
	HOME BUILDERS - 0.4%
63,514	Glenveagh Properties PLC * #	60,551

	HOME FURNISHINGS - 1.3%
1,300	SodaStream International Ltd. *	186,745

	INSURANCE - 0.9%
2,500	Aspen Insurance Holdings Ltd.	104,650
400	Navigators Group, Inc.	27,788
		132,438
	INTERNET - 2.6%
881	Aspen Group, Inc. *	4,995
4,139	Attunity Ltd. *	92,507
16	Eventbrite, Inc. *	475
677	EverQuote, Inc. *	4,177
21	Okta, Inc. *	1,337
415	Overstock.com, Inc. *	8,117
1,357	RingCentral, Inc. *	112,495
3,000	XO Group, Inc. *	103,500
946	Zscaler, Inc. *	37,140
		364,743
	LODGING - 0.7%
1,741	Hilton Grand Vacations, Inc. *	55,816
1,161	Wyndham Destinations, Inc.	48,147
		103,963
	MACHINERY-CONSTRUCTION & MINING - 0.0%
523	ASV Holdings, Inc. *	1,548

	MACHINERY-DIVERSIFIED - 0.2%
690	Cactus, Inc. *	19,927
136	Gardner Denver Holdings, Inc. *	3,366
		23,293
	MEDIA - 1.7%
400	Tribune Media Co.	16,104
4,500	Twenty-First Century Fox, Inc.	222,615
		238,719

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 79.2% (Continued)
	MINING - 0.8%
2,729	Cliner Resources LP	$64,896
8,982	Hi-Crush Partners LP	52,634
		117,530
	OIL & GAS - 5.2%
2,427	Antero Midstream Partners LP	67,131
2,312	Carrizo Oil & Gas, Inc. *	39,558
4,171	CVR Refining LP	57,727
7,922	Dorchester Minerals LP	130,396
4,200	Ocean Rig UDW, Inc. *	116,466
779	Parsley Energy, Inc. *	15,681
300	Resolute Energy Corp. *	10,668
600	Rowan Companies PLC *	8,316
21,659	Sanchez Midstream Partners LP	63,894
3,076	SandRidge Energy, Inc. *	30,145
7,323	Sprague Resources LP	130,496
2,450	Sunoco LP	68,502
		738,980
	OIL & GAS SERVICES - 0.0%
256	Keane Group, Inc. *	2,847
20	Nine Energy Service, Inc. *	564
		3,411
	PHARMACEUTICALS - 3.1%
1,500	Akorn, Inc. *	10,290
566	Corcept Therapeutics, Inc. *	7,884
2,011	CVS Health Corp.	161,260
2,200	Express Scripts Holding Co. *	223,234
1,994	Owens & Minor, Inc.	15,214
589	Premier, Inc. *	23,360
		441,242
	PIPELINES - 9.2%
3,598	Andeavor Logistics LP	134,277
2,092	Buckeye Partners LP	61,839
1,858	DCP Midstream LP	63,321
2,177	Delek Logistics Partners LP	66,355
4,154	Dominion Energy Midstream Partners LP	77,181
4,774	Enable Midstream Partners LP	63,685
5,077	EnLink Midstream Partners LP	67,169
1,994	MPLX LP	66,061
2,801	NuStar Energy LP	67,700
6,400	Spectra Energy Partners LP	232,000
4,861	Summit Midstream Partners LP	59,742
2,170	TC PipeLines LP	64,644
6,600	Valero Energy Partners LP	277,662
		1,301,636
	PRIVATE EQUITY - 1.1%
2,433	Apollo Global Management LLC	68,586
4,259	Kennedy-Wilson Holdings, Inc.	83,434
		152,020

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 79.2% (Continued)
	REAL ESTATE - 5.9%
367	ADO Properties SA #	$19,937
781	Aeon Mall Co. Ltd.	14,038
7,712	CK Asset Holdings Ltd.	55,531
4,351	COIMA RES SpA #	34,583
3,461	Cushman & Wakefield PLC *	64,444
22,493	Empiric Student Property PLC	27,034
7,852	Grainger PLC *	25,367
32,690	Hang Lung Properties Ltd.	66,167
21,062	Hongkong Land Holdings Ltd.	137,114
1,876	Instone Real Estate Group AG * #	39,508
12,322	McCarthy & Stone PLC #	21,319
683	Mitsubishi Estate Co. Ltd.	10,953
1,633	Mitsui Fudosan Co. Ltd.	39,045
17,577	Swire Properties Ltd.	61,205
20,072	Tokyu Fudosan Holdings Corp.	112,601
292	VGP NV	21,027
15,308	Wharf Real Estate Investment	92,035
		841,908
	REAL ESTATE INVESTMENT TRUSTS - 12.7%
773	Acadia Realty Trust	22,162
528	Alexandria Real Estate Equities, Inc.	65,736
3,634	American Homes 4 Rent	75,696
1,818	Americold Realty Trust	48,722
63,640	Assura PLC	43,360
22,750	Beni Stabili SpA SIIQ	18,701
525	Boardwalk Real Estate Investment Trust	16,389
2,908	Brixmor Property Group, Inc.	47,982
23,106	CapitaLand Commercial Trust	29,304
5,270	CatchMark Timber Trust, Inc.	43,688
522	Chatham Lodging Trust	10,435
14,971	Colony Capital, Inc.	92,221
355	CoreSite Realty Corp.	34,598
2,169	CoreCivic, Inc.	47,610
2,431	CorePoint Lodging, Inc.	34,204
2,233	Corporate Office Properties Trust	54,642
735	Covivio	71,611
1,746	CyrusOne, Inc.	97,916
281	Equinix, Inc.	108,264
278	Extra Space Storage, Inc.	26,682
9,700	Forest City Realty Trust, Inc.	245,410
379	Gecina SA	52,997
632	GEO Group, Inc.	14,688
5,525	Global Medical REIT, Inc.	52,322
2,342	Great Portland Estates PLC	20,750
18,788	Hansteen Holdings PLC *	22,413
31	Industrial & Infrastructure Fund Investment Corp. *	30,304
5,220	Inmobiliaria Colonial SA	52,454
36	Invincible Investment Corp.	14,933
1,352	Jernigan Capital, Inc.	28,906
67,357	Keppel DC REIT	66,768
1,186	National Storage Affiliates Trust	33,172
2,057	New Senior Investment Group, Inc.	10,923
2,779	NorthStar Realty Europe Corp.	45,464
2,136	Outfront Media, Inc.	44,386
1,051	Physicians Realty Trust	18,718
502	Prologis, Inc.	33,805
317	Sun Communities, Inc.	33,000
		1,811,336

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	COMMON STOCK - 79.2% (Continued)
	RETAIL - 0.5%
31	Farfetch Ltd. *	$705
456	Five Below, Inc. *	47,784
348	Wingstop, Inc.	22,836
		71,325
	SEMICONDUCTORS - 1.8%
1	Broadcom, Inc.	237
3,000	NXP Semiconductors NV	250,110
		250,347
	SOFTWARE - 11.5%
27	Altair Engineering, Inc. *	678
624	Alteryx, Inc. *	37,552
1,600	athenahealth, Inc. *	212,960
93	Avalara, Inc. *	2,975
1,073	Black Knight, Inc. *	48,650
2,259	Blackline, Inc. *	96,843
514	Ceridian HCM Holding, Inc. *	20,622
805	Coupa Software, Inc. *	51,866
3,386	Domo, Inc. *	54,041
800	Dun & Bradstreet Corp.	114,832
3,364	Five9, Inc. *	144,248
23	GreenSky, Inc. *	214
1,065	Guidewire Software, Inc. *	99,002
1,157	Instructure, Inc. *	43,700
1,733	InterXion Holding NV *	107,914
411	MongoDB, Inc. *	34,072
589	Pluralsight, Inc. *	14,189
2,225	PROS Holdings, Inc. *	71,578
200	Red Hat, Inc. *	35,712
1,177	SailPoint Technologies Holding, Inc. *	30,637
1,100	SendGrid, Inc. *	50,171
2,313	SS&C Technologies Holdings, Inc.	111,371
759	SVMK, Inc. *	10,839
580	Talend SA - ADR *	20,149
232	Ultimate Software Group, Inc. *	61,229
1,385	Veeva Systems, Inc. *	133,182
151	Yext, Inc. *	2,192
1,314	Zuora, Inc. *	25,006
		1,636,424
	TELECOMMUNICATIONS - 3.0%
900	ARRIS Group, Inc. *	27,810
1,800	ARRIS International PLC *	55,620
3,866	GTT Communications, Inc. *	130,130
36,625	NEXTDC Ltd. *	172,240
600	T-Mobile US, Inc. *	41,070
		426,870
	TRANSPORTATION - 1.0%
1,572	CryoPort, Inc. *	17,009
5,100	Golar LNG Partners LP	61,965
3,244	KNOT Offshore Partners LP	65,010
		143,984

	TOTAL COMMON STOCK (Cost - $11,355,679)	11,247,894

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 2.7%
	DEBT FUNDS - 1.2%
3,291	High Yield ETF	$115,053
1,052	VanEck Vectors Emerging Markets High Yield Bond ETF	23,674
868	VanEck Vectors Fallen Angel High Yield Bond ETF	23,844
418	WisdomTree Managed Futures Strategy Fund *	16,787
		179,358
	EQUITY FUNDS - 1.5%
1,470	Alerian MLP ETF	14,038
3,035	Horizons S&P 500 Covered Call ETF	149,414
1,173	Invesco China Real Estate ETF	31,718
547	IQ US Real Estate Small Cap ETF	13,774
		208,944
	TOTAL EXCHANGE TRADED FUNDS (Cost - $398,253)	388,302

	EXCHANGE TRADED NOTES - 0.2%
	EQUITY FUNDS - 0.2%
1,028	JPMorgan Alerian MLP Index ETN	25,258
	TOTAL EXCHANGE TRADED NOTES (Cost - $25,125)

		Maturity Date	Interest Rate (%)
	PREFERRED STOCK - 3.1%
7,000	Bank of America Corp. *	Perpetual	6.625	177,100
2,500	Citigroup, Inc. *	Perpetual	6.300	63,150
1,500	JPMorgan Chase & Co. *	Perpetual	6.125	37,710
6,225	US Cellular Corp. *	12/1/2064	7.250	155,625
	TOTAL PREFERRED STOCK (Cost - $455,055)			433,585

	CLOSED END FUND - 0.7%
10,000	PIMCO Income Strategy Fund II			98,800
	TOTAL CLOSED END FUND (Cost - $103,374)

	OPEN END FUNDS - 9.6%
127,701	James Alpha Structured Credit Value Portfolio *			1,297,446
5,827	Semper MBS Total Return Fund			62,982
	TOTAL OPEN END FUNDS (Cost - $1,363,878)			1,360,428

	SHORT-TERM INVESTMENTS - 12.1%
1,721,389	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $1,721,389)			1,721,389

	TOTAL INVESTMENTS - 119.1% (Cost - $17,080,267)			$16,909,534

	OTHER ASSETS AND LIABILITIES - (19.1)%			(2,705,514)

	NET ASSETS - 100.0%			$14,204,020

Shares		Value
	SECURITIES SOLD SHORT - (17.2)% *
	COMMON STOCK - (11.4)%
	AEROSPACE/DEFENSE - (0.4)%
260	Harris Corp.	$37,167
189	United Technologies Corp.	23,028
		60,195
	BANKS - (1.2)%
5,945	Fifth Third Bancorp	166,044

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	SECURITIES SOLD SHORT - (17.2)% * (Continued)
	COMMON STOCK - (11.4)% (Continued)
	BIOTECHNOLOGY - (0.7)%
453	Cara Therapeutics, Inc.	$8,235
2,187	Insmed, Inc.	39,169
1,597	Sinovac Biotech Ltd.	11,946
862	Wave Life Sciences Ltd.	41,247
		100,597
	COMMERCIAL SERVICES - (0.1)%
1,377	Quad/Graphics, Inc.	22,555

	DISTRIBUTION/WHOLESALE - (0.3)%
1,265	EnviroStar, Inc.	44,781

	DIVERSIFIED FINANCIAL SERVICES - (0.2)%
90	Credit Acceptance Corp.	36,848

	ELECTRIC - (0.9)%
148	Dominion Energy, Inc.	11,026
1,148	El Paso Electric Co.	63,542
1,079	Unitil Corp.	54,705
		129,273
	GAS - (1.5)%
688	Atmos Energy Corp.	65,821
846	Chesapeake Utilities Corp.	72,790
831	ONE Gas, Inc.	70,710
		209,321
	HEALTHCARE-PRODUCTS - (0.4)%
4,403	MiMedx Group, Inc.	13,253
1,487	Patterson Companies, Inc.	37,725
		50,978
	HEALTHCARE-SERVICES - (1.1)%
533	Cigna Corp.	119,061
1,848	Select Medical Holdings Corp.	35,814
		154,875
	INTERNET - (0.4)%
534	Twilio, Inc.	50,458

	MEDIA - (0.2)%
261	Walt Disney Co.	30,143
92	Sinclair Broadcast Group, Inc.	2,893
		33,036
	OIL & GAS - (0.5)%
71	Cimarex Energy Co.	5,821
1,329	Ensco PLC	7,535
6,774	Transocean Ltd.	62,863
		76,219
	PHARMACEUTICALS - (1.4)%
2,016	CVS Health Corp.	161,683
768	Lannett Co., Inc.	4,531
603	Pacira Pharmaceuticals, Inc.	29,143
		195,357
	PIPELINES - (1.6)%
7,110	Enbridge, Inc.	232,710

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Value
	SECURITIES SOLD SHORT - (17.2)% * (Continued)
	COMMON STOCK - (11.4)% (Continued)
	SOFTWARE - (0.2)%
155	VMware, Inc.	$25,938

	TELECOMMUNICATIONS - (0.3)%
5,850	Sprint Corp.	36,738

	TOTAL COMMON STOCK (Proceeds - $1,482,260)	1,625,923

	EXCHANGED TRADED FUNDS - (5.8)%
	EQUITY FUNDS - (5.8)%
400	iShares PHLX Semiconductor ETF	67,300
822	iShares Russell 2000 ETF	125,454
3,290	iShares Russell 2000 Growth ETF	627,600
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $638,570)	820,354

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,120,830) (a)	$2,446,277

		Notional
Contracts		Amount	Expiration Date - Excise Price	Value
	WRITTEN OPTIONS - (0.0)% *
	CALL OPTIONS WRITTEN - (0.0)%
4	Akorn, Inc.	$2,744	12/21/2018 - $6.00	$540
13	NXP Semiconductors NV	108,381	12/21/2018 - $85.00	2,704
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,031)			3,244

	PUT OPTIONS WRITTEN - (0.0)%
7	NXP Semiconductors NV	58,359	12/21/2018 - $75.00	791
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,688)

	TOTAL OPTIONS WRITTEN (Premiums Received - $3,719)			$4,035

*	Non-income producing securities

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2018, these securities amounted to $784,568 or 5.52% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
November 30, 2018

Shares			Value
	EXCHANGE TRADED FUNDS - 90.3%
	EQUITY FUND - 90.3%
74,500	SPDR S&P500 ETF Trust +		$20,535,925
	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,811,587)		20,535,925

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 2.1% *
25	SPDR S&P500 ETF Trust	12/21/18 - $264.00	3,863
250	SPDR S&P500 ETF Trust	12/21/18 - $267.00	51,875
550	SPDR S&P500 ETF Trust	12/21/18 - $270.00	152,625
750	SPDR S&P500 ETF Trust	12/21/18 - $271.00	229,125
100	SPDR S&P500 ETF Trust	12/21/18 - $274.00	40,700
	TOTAL PURCHASED OPTIONS (Cost - $782,891)		478,188

Shares
	SHORT-TERM INVESTMENTS - 4.9%
1,124,938	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^
	(Cost - $1,124,938)		1,124,938

	TOTAL INVESTMENTS - 97.3% (Cost - $22,719,416)		$22,139,051

	OTHER ASSETS LESS LIABILITIES - 2.7%		606,684

	NET ASSETS - 100.0%		$22,745,735

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.3)% *
	PUT OPTIONS WRITTEN - (0.5)%
25	SPDR S&P500 ETF Trust	6,250	12/21/18 - $250.00	$975
475	SPDR S&P500 ETF Trust	118,750	11/30/18 - $255.00	238
550	SPDR S&P500 ETF Trust	137,500	12/21/18 - $256.00	37,950
900	SPDR S&P500 ETF Trust	225,000	12/21/18 - $257.00	68,850
150	SPDR S&P500 ETF Trust	37,500	12/21/18 - $259.00	14,025
25	SPDR S&P500 ETF Trust	6,250	11/30/18 - $260.00	12
	(Premiums Received - $339,342)			122,050

	CALL OPTIONS WRITTEN - (0.8)%
450	SPDR S&P500 ETF Trust	112,500	11/30/18 - $278.00	225
350	SPDR S&P500 ETF Trust	87,500	12/21/18 - $280.00	100,800
400	SPDR S&P500 ETF Trust	100,000	12/21/18 - $283.00	64,400
50	SPDR S&P500 ETF Trust	12,500	12/21/18 - $285.00	5,850
	(Premiums Received - $257,643)			171,275

	TOTAL WRITTEN OPTIONS (Premiums Received - $596,985)			$293,325

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

(a)	Each contract is equivalent to 100 shares of the underlying security.

	TOTAL RETURN SWAPS - 0.4%
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	Gain/(Loss)
1,403,350	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2019	Pay	2.3069	$—
1,403,350	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/27/2019	Pay	2.3069	—
842,010	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/4/2019	Pay	2.3069	—
1,892,326	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2019	Pay	2.3153	—
2,829,000	SPY SPDR SP 500 ETF Trust	10,000	Goldman Sachs	12/2/2019	Pay	2.3493	—
							$—

#	Variable rate is Libor plus 0.40%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
November 30, 2018

Shares				Value
	EXCHANGE TRADED FUND - 62.3%
	EQUITY FUND - 62.3%
151,000	iShares MSCI Emerging Markets ETF +			$6,203,080
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,355,826)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 2.1%
350	iShares MSCI Emerging Markets ETF	$1,437,800	11/30/2018 - $39.00	175
3,100	iShares MSCI Emerging Markets ETF	12,734,800	12/21/2018 - $39.00	136,400
900	iShares MSCI Emerging Markets ETF	3,697,200	12/21/2018 - $40.00	68,400
	TOTAL PURCHASED OPTIONS (Cost - $430,410)			204,975

Shares
	SHORT-TERM INVESTMENTS - 27.8%
2,765,836	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $2,765,836)			2,765,836

	TOTAL INVESTMENTS - 92.2% (Cost - $9,552,072)			$9,173,891

	OTHER ASSETS AND LIABILITIES - 7.8%			778,601

	NET ASSETS - 100.0%			$9,952,492

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.8)% *
	PUT OPTIONS WRITTEN - (0.7)%
500	iShares MSCI Emerging Markets ETF	$2,054,000	11/30/2018 - $36.50	$750
1,000	iShares MSCI Emerging Markets ETF	4,108,000	11/30/2018 - $37.00	1,000
3,100	iShares MSCI Emerging Markets ETF	12,734,800	12/21/2018 - $37.00	46,500
900	iShares MSCI Emerging Markets ETF	3,697,200	12/21/2018 - $38.00	22,950
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $200,763)			71,200

	CALL OPTIONS WRITTEN - (1.1)%
650	iShares MSCI Emerging Markets ETF	2,670,200	11/30/2018 - $41.50	325
850	iShares MSCI Emerging Markets ETF	3,491,800	12/07/2018 - $41.00	66,725
1,150	iShares MSCI Emerging Markets ETF	4,724,200	12/21/2018 - $42.50	41,975
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $127,536)			109,025

	TOTAL OPTIONS WRITTEN (Premiums Received - $328,299) (b)			$180,225

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ETF - Exchange Traded Fund

(a)	Each contract is equivalent to 100 shares of the underlying security.

	OPEN RETURN SWAPS - 0.6%
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate	Gain/(Loss)
$2,331,280	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2019	Pay	2.32	$(30,800)
1,403,400	iShares Currency Hedged MSCI Emerging Markets ETF	60,000	Goldman Sachs	1/15/2019	Pay	2.31#	55,200
467,800	iShares Currency Hedged MSCI Emerging Markets ETF	20,000	Goldman Sachs	1/15/2019	Pay	2.31#	18,400
467,800	iShares Currency Hedged MSCI Emerging Markets ETF	20,000	Goldman Sachs	6/18/2019	Pay	2.31#	18,400
							$61,200

#	Variable rate is Libor plus 0.60%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
November 30, 2018

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 8.8%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.6%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	$99,561
120,000	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	120,547
150,000	First Investors Auto Owner Trust 2018-1 #	5.4800		10/15/2024	151,592
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	162,705
205,000	Westlake Automobile Receivables Trust 2018-1 #	4.5300		5/15/2023	202,851
245,000	Westlake Automobile Receivables Trust 2018-2 #	4.8600		1/16/2024	243,849
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	100,078
					1,081,183
	COMMERCIAL ASSET-BACKED SECURITIES - 0.6%
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330	*	11/10/2049	132,837
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.2700	*	8/15/2048	86,717
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.9100	*	6/15/2047	111,906
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	67,299
					398,759
	OTHER ASSET-BACKED SECURITIES - 1.8%
250,000	Conn’s Receivables Funding 2018-A, LLC. #	6.0200		1/15/2023	250,880
130,000	Engs Commercial Finance Trust 2018-1 #	6.1000		8/22/2025	130,910
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	152,115
100,000	Progress Residential 2018-SFR1 Trust #	4.3800		3/17/2035	98,349
100,000	Progress Residential 2018-SFR1 Trust #	4.7780		3/17/2035	99,309
130,000	Progress Residential 2018-SFR3 Trust #	5.3680		10/17/2035	129,964
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	101,982
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	96,878
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	100,953
					1,161,340
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
167,447	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	115,351
110,000	Angel Oak Mortgage Trust LLC 2015-1 #	6.3222	*	1/25/2047	111,858
150,000	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR +3.3500%	5.6649	*	10/25/2027	154,494
140,000	Bellemeade Re 2018-1 Ltd #, 1 mo. LIBOR +1.6000%	3.9149	*	4/25/2028	140,071
100,000	COLT 2017-2 Mortgage Loan Trust #	4.5630	*	10/25/2047	100,192
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	100,000
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	130,305
99,934	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +10.2500%	12.5651	*	1/25/2029	133,415
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.0000%	6.3149	*	5/25/2030	258,799
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.2500%	6.5651	*	1/25/2031	249,437
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +2.0000%	4.3151	*	3/25/2031	244,998
100,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +3.7500%	6.0651	*	3/25/2031	96,133
100,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +2.4000%	4.7149	*	4/25/2031	99,839
141,186	Fannie Mae REMICS	3.0000		12/25/2027	11,708
137,072	Fannie Mae REMICS	3.0000		1/25/2028	11,516
152,322	Fannie Mae REMICS	3.0000		2/25/2028	12,777
291,142	Freddie Mac REMICS	3.0000		10/15/2027	24,481
129,266	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +8.8000%	11.1151	*	3/25/2028	158,891
180,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +5.1500%	7.4651	*	10/25/2029	204,067
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +10.5000%	12.8104	*	2/25/2047	203,678
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.2000%	6.5104	*	2/25/2047	188,402
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +11.0000%	13.3151	*	10/25/2048	165,842
50,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +2.3000%	4.6151	*	10/25/2048	49,226
160,000	Oaktown Re II Ltd #, 1 mo. LIBOR +1.5500%	3.8649	*	7/25/2028	160,265
					3,125,745
	TOTAL ASSET-BACKED SECURITIES (Cost - $5,695,852)				5,767,027

	BANK LOANS - 3.1%
	AUTO MANUFACTURING - 0.1%
49,375	Trico Group, 3 mo. LIBOR + 6.5000%	8.8072	*	2/2/2024	49,375

	BUILDING MATERIALS - 0.1%
43,763	Arclin US Holding Corp., 3 mo. LIBOR + 3.5000%	5.8344	*	2/14/2024	43,325
39,060	Janus Henderson Group, 3 mo. LIBOR + 3.0000%	5.0935	*	2/9/2025	38,230
20,400	New Arclin US Holding Corp., 3 mo. LIRBOR + 8.75000%	11.0844	*	2/14/2025	20,502
					102,057
	FOOD - 0.2%
121,150	Chobani, 3 mo. LIBOR + 3.5000%	5.9350	*	10/7/2023	114,234

	HEALTHCARE-SERVICES - 0.3%
40,000	Kindred At Home, 3 mo. LIBOR + 7.0000%	7.0000	*	7/2/2026	40,700
150,000	LifePoint Health, 3 mo. LIBOR + 4.5000%	7.1276	*	11/16/2025	147,680
					188,380

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Principal		Coupon Rate (%)		Maturity Date		Value
	BANK LOANS - 3.1% (Continued)
	MACHINERY-MANUFACTURING - 0.1%
$84,788	Shape Technologies, 3 mo. LIBOR + 3.0000%	5.0879	*	4/4/2025		$83,728

	METAL FABRICATE - 0.3%
184,538	Aleris Corp., 3 mo. LIBOR + 4.7500%	—	*	4/15/2023		182,692
34,650	Big River Steel LLC, 3 mo. LIBOR + 5.0000%	7.3344	*	8/15/2023		34,390
						217,082
	OIL - 0.0%
12,025	MEG Energy Corp., 3 mo. LIBOR + 3.5000%	5.6000	*	12/31/2023		11,995

	PHARMACEUTICALS - 0.3%
127,063	Nature’s Bounty, 3 mo. LIBOR + 3.5000%	5.9350	*	8/15/2024		119,360
58,500	Valeant Pharmaceuticals, 3 mo. LIBOR + 3.0000%	5.0921	*	6/1/2025		57,976
						177,336
	REAL ESTATE - 0.1%
39,800	Iron Mountain, Inc., 3 mo. LIBOR + 1.7500%	3.8435	*	1/2/2026		39,004

	RETAIL - 0.6%
233,635	Camping World Holdings, Inc., 3 mo. LIBOR + 2.7500%	4.7745	*	11/8/2023		235,304
60,000	Interior Logic Group, 3 mo. LIBOR + 4.0000%	6.0935	*	6/1/2025		59,775
133,725	Neiman Marcus Group Ltd. LLC, 3 mo. LIBOR + 3.2500%	5.2630	*	10/25/2020		116,434
						411,513
	SEMICONDUCTORS - 0.2%
103,998	Microchip Technology, Inc., 3 mo. LIBOR + 2.0000%	4.1000	*	5/24/2025		103,121

	SOFTWARE - 0.2%
59,080	SS&C Technologies, 3 mo. LIBOR + 2.5000%	4.5935	*	4/16/2025		57,781
22,899	SS&C Technologies, 3 mo. LIBOR + 2.5000%	4.5935	*	4/16/2025		22,396
43,134	West Corp., 3 mo. LIBOR + 4.0000%	6.0935	*	10/3/2024		41,697
						121,874
	TELLECOMMUNICATIONS - 0.6%
165,000	SBA Communications Corp., 3 mo. LIBOR + 2.0000%	3.8200	*	4/11/2025		162,882
103,688	SFR Group SA, 3 mo. LIBOR + 2.7500%	4.8435	*	6/22/2025		97,168
103,688	Sprint Communications, Inc., 3 mo. LIBOR + 3.0000%	—	*	2/3/2024		114,137
22,004	Windstream Services LLC, 3 mo. LIBOR + 4.0000%	6.0900	*	3/30/2021		20,475
						394,662
	TOTAL BANK LOANS (Cost - $2,033,867)					2,014,361

	TERM LOANS - 0.3%
	ENERGY - 0.0%
25,464	CE STAR Holdings LLC (a)(b)	12.0000		11/28/2021		24,216

	MANUFACTURED GOODS - 0.2%
118,800	Kloeckner Pentaplast, 3 mo. LIBOR + 4.2500%	6.3435	*	6/29/2022		107,175

	REAL ESTATE - 0.1%
48,955	Intrawest Resorts Holdings, Inc., 3 mo. LIBOR + 3.2500%	5.0935	*	6/29/2024		49,240

	TOTAL TERM LOANS (Cost - $191,651)					180,631

	CORPORATE BONDS - 44.4%
	ADVERTISING - 0.4%
152,000	Aimia, Inc.	6.8500		5/17/2019		116,364
155,000	MDC Partners, Inc. #	6.5000		5/1/2024		132,525
						248,889
	AEROSPACE/DEFENSE - 0.2%
150,000	Bombardier, Inc.	5.7500		3/15/2022		143,250

	AIRLINES - 0.6%
400,000	VistaJet Malta Finance PLC #	7.7500		6/1/2020		396,000

	AUTO MANUFACTURERS - 0.2%
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028		136,275

	BANKS - 2.9%
200,000	Barclays PLC, 3 mo. LIBOR + 1.4300%	4.0561	*	2/15/2023		196,130
500,000	Barclays PLC, 3 mo. LIBOR + 1.4000%	4.6100	*	2/15/2023		494,461
200,000	BNP Paribas SA #	3.3750		1/9/2025		186,141
205,000	BNP Paribas SA #, 5 mo. LIBOR + 1.4830%	4.3750	*	3/1/2033		188,882
150,000	Citigroup, Inc.	4.6500		7/23/2048		143,697
130,000	Freedom Mortgage Corp. #	8.1250		11/15/2024		116,025
90,000	Freedom Mortgage Corp. #	8.2500		4/15/2025		80,325
411,000	Goldman Sachs Capital II, 3 mo. LIBOR + 0.7675%	4.0000	*	2/25/2019	^	309,031
140,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.1580%	3.8140	*	4/23/2029		130,283
35,000	Goldman Sachs Group, Inc.	5.1500		5/22/2045		33,617
						1,878,592

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Principal		Coupon Rate (%)		Maturity Date	Value
	TERM LOANS - 0.3% (Continued)
	BEVERAGES - 0.2%
$140,000	Bacardi Ltd. #	5.3000		5/15/2048	$129,044

	BIOTECHNOLOGY - 0.3%
215,000	Celgene Corp.	3.9000		2/20/2028	201,187

	BUILDING MATERIALS - 0.4%
250,000	Griffon Corp.	5.2500		3/1/2022	234,375

	CHEMICALS - 0.2%
150,000	Huntsman International LLC	5.1250		11/15/2022	153,264

	COAL - 0.3%
298,000	Cloud Peak Energy Resources LLC	12.0000		11/1/2021	185,505

	COMMERCIAL SERVICES - 1.3%
87,000	Carriage Services, Inc. #	6.6250		6/1/2026	86,456
500,000	Hertz Corp.	5.8750		10/15/2020	494,500
119,000	Hertz Corp. #	7.6250		6/1/2022	117,215
140,000	United Rentals North America, Inc.	4.8750		1/15/2028	126,613
48,000	Verscend Escrow Corp. #	9.7500		8/15/2026	46,380
					871,164
	COMPUTERS - 0.2%
45,000	Dell International LLC #	6.0200		6/15/2026	45,558
100,000	Exela Intermediate LLC #	10.0000		7/15/2023	101,375
					146,933
	DISTRIBUTION/WHOLESALE - 0.2%
135,000	H&E Equipment Services, Inc.	5.6250		9/1/2025	126,394

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
200,000	Avation Capital SA #	6.5000		5/15/2021	201,500
500,000	Springleaf Finance Corp.	6.1250		5/15/2022	502,500
					704,000
	ELECTRIC - 0.7%
55,000	Calpine Corp.	5.7500		1/15/2025	50,738
65,000	Calpine Corp. #	5.2500		6/1/2026	60,694
45,000	Clearway Energy Operating LLC #	5.7500		10/15/2025	43,425
144,543	Stoneway Capital Corp. #	10.0000		3/1/2027	130,450
110,000	Talen Energy Supply LLC #	10.5000		1/15/2026	95,837
86,000	Vistra Operations Co. LLC #	5.5000		9/1/2026	84,925
					466,069
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
383,000	Artesyn Embedded Technologies, Inc. #	9.7500		10/15/2020	360,977

	ENGINEERING & CONSTRUCTION - 0.4%
317,000	Aldesa Financial Services	7.2500		4/1/2021	198,574
100,000	Pisces Midco, Inc. #	8.0000		4/15/2026	95,375
					293,949
	ENTERTAINMENT - 1.5%
600,000	AMC Entertainment Holdings, Inc.	5.8750		2/15/2022	602,250
49,000	Eldorado Resorts, Inc. #	6.0000		9/15/2026	47,530
130,000	Enterprise Development Authority #	12.0000		7/15/2024	124,800
884,682	Tunica-Biloxi Gaming Authority #	3.7800		6/15/2020	234,441
					1,009,021
	ENVIRONMENTAL CONTROL - 0.3%
125,000	Covanta Holding Corp.	6.0000		1/1/2027	116,875
97,000	Tervita Escrow Corp. #	7.6250		12/1/2021	95,545
					212,420
	FOOD - 1.1%
35,000	Clearwater Seafoods, Inc. #	6.8750		5/1/2025	33,600
55,000	Conagra Brands, Inc.	3.8000		10/22/2021	54,911
110,000	JBS USA LUX #	6.7500		2/15/2028	107,113
100,000	Pilgrim’s Pride Corp. #	5.8750		9/30/2027	95,250
381,168	Youngs PIK SCA	8.2500	~	8/1/2019	432,838
					723,712
	FOREST PRODUCTS & PAPER - 0.2%
135,000	Schweitzer-Mauduit International, Inc. #	6.8750		10/1/2026	132,975

	HEALTHCARE-SERVICES - 1.6%
500,000	Centene Corp.	4.7500		5/15/2022	503,750
115,000	Centene Corp. #	5.3750		6/1/2026	116,006
400,000	HCA Healthcare, Inc.	6.2500		2/15/2021	414,000
					1,033,756
	HOME BUILDERS - 0.2%
130,000	Lennar Corp.	5.0000		6/15/2027	121,387

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Principal		Coupon Rate (%)		Maturity Date		Value
	CORPORATE BONDS - 44.4% (Continued)
	INSURANCE - 0.3%
$100,000	AXA Equitable Holdings, Inc. #	4.3500		4/20/2028		$95,047
85,000	Protective Life Corp. #	4.3000		9/30/2028		82,944
						177,991
	LEISURE PRODUCTS - 0.1%
95,000	VOC Escrow Ltd. #	5.0000		2/15/2028		88,350

	LODGING - 0.1%
35,000	Wyndham Destinations, Inc.	4.5000		4/1/2027		32,422

	MACHINERY-DIVERSIFIED - 0.8%
500,000	Cloud Crane LLC #	10.1250		8/1/2024		533,900

	MEDIA - 2.5%
500,000	AMC Networks, Inc.	4.7500		8/1/2025		466,270
350,000	Cablevision Systems Corp.	5.8750		9/15/2022		350,875
200,000	Charter Communications Operating LLC, 3 mo. LIBOR + 1.6500%	4.1910	*	2/1/2024		200,278
110,000	Comcast Corp.	4.6000		10/15/2038		107,833
250,000	DISH DBS Corp.	6.7500		6/1/2021		254,687
168,000	Lee Enterprises, Inc. #	9.5000		3/15/2022		173,460
40,000	Salem Media Group, Inc. #	6.7500		6/1/2024		36,100
75,000	Yellow Pages Digital & Media Solutions Ltd. #	10.0000		11/1/2022		58,122
						1,647,625
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250		2/1/2016		—

	MINING - 1.0%
250,000	First Quantum Minerals Ltd. #	7.0000		2/15/2021		246,019
387,000	Mountain Province Diamonds, Inc. #	8.0000		12/15/2022		389,419
						635,438
	MISCELLANEOUS MANUFACTURING - 0.8%
115,000	EnPro Industries, Inc. #	5.7500		10/15/2026		112,987
466,000	Techniplas LLC #	10.0000		5/1/2020		434,545
						547,532
	OIL & GAS - 4.6%
324,000	Ascent Resources Utica Holdings LLC #	10.0000		4/1/2022		344,250
444,000	Canbriam Energy, Inc. #	9.7500		11/15/2019		400,710
100,000	Comstock Escrow Corp. #	9.7500		8/15/2026		91,500
744,000	Delphi Energy Corp. #	10.0000		7/15/2021		542,984
400,000	Denbury Resources, Inc. #	9.0000		5/15/2021		403,000
277,742	IGas Energy PLC	8.0000		6/30/2021		277,048
300,000	PBF Holding Co., LLC.	7.0000		11/15/2023		301,500
269,875	PetroQuest Energy, Inc.	10.0000		2/15/2021		117,396
303,000	Resolute Energy Corp.	8.5000		5/1/2020		305,803
100,000	Shelf Drilling Holdings Ltd. #	8.2500		2/15/2025		94,125
113,000	Transocean, Inc. #	7.2500		11/1/2025		105,090
						2,983,406
	OIL & GAS SERVICES - 2.1%
95,000	Calfrac Holdings LP #	8.5000		6/15/2026		79,088
265,000	Era Group, Inc.	7.7500		12/15/2022		263,675
602,000	ION Geophysical Corp.	9.1250		12/15/2021		562,870
14,596	Polarcus Ltd. #	—	~	1/1/2025		9,122
467,000	Seitel, Inc.	9.5000		4/15/2019		462,330
						1,377,085
	PHARMACEUTICALS - 1.2%
500,000	Bausch Health Companies, Inc. #	5.8750		5/15/2023		488,750
75,000	CVS Health Corp.	3.7000		3/9/2023		73,911
200,000	Takeda Pharmaceutical Co. Ltd. #	4.0000		11/26/2021		200,864
						763,525
	PIPELINES - 2.0%
400,000	American Midstream Partners LP #	8.5000		12/15/2021		389,000
105,000	Blue Racer Midstream LLC #	6.6250		7/15/2026		103,950
70,000	DCP Midstream Operating LP	5.3750		7/15/2025		70,262
60,000	Enable Midstream Partners LP	4.9500		5/15/2028		56,586
75,000	Genesis Energy LP	6.5000		10/1/2025		68,250
69,000	Genesis Energy LP	6.2500		5/15/2026		60,892
65,000	Kinder Morgan, Inc.	4.3000		3/1/2028		62,610
140,000	MPLX LP	4.5000		4/15/2038		121,008
215,000	Summit Midstream Partners LP, 3 mo. LIBOR + 7.4300%	9.5000	*	12/15/2022	^	209,088
90,000	Targa Resources Partners LP	5.1250		2/1/2025		87,300
70,000	Transcontinental Gas Pipe Line Co. LLC	4.0000		3/15/2028		67,117
						1,296,063

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 44.4% (Continued)
	PRIVATE EQUITY - 0.8%
$500,000	Icahn Enterprises LP	6.2500		2/1/2022	$509,375

	REAL ESTATE - 1.0%
494,000	Avison Young Canada, Inc. #	9.5000		12/15/2021	534,755
135,000	Kennedy-Wilson, Inc.	5.8750		4/1/2024	128,741
					663,496
	REAL ESTATE INVESTMENT TRUST - 0.1%
40,000	American Homes 4 Rent LP	4.2500		2/15/2028	37,832

	RETAIL - 1.5%
389,000	DriveTime Automotive Group, Inc. #	8.0000		6/1/2021	394,835
473,000	Hot Topic, Inc. #	9.2500		6/15/2021	473,000
423,000	House of Fraser Funding PLC, 3 mo. LIBOR + 5.7500%	6.5498		9/15/2020	26,985
40,000	JC Penney Corp, Inc. #	8.6250		3/15/2025	23,900
63,000	PizzaExpress Financing 2 PLC	6.6250		8/1/2021	68,829
					987,549
	SEMICONDUCTORS - 1.0%
657,000	MagnaChip Semiconductor Corp.	6.6250		7/15/2021	624,150

	SOVEREIGN - 0.7%
260,000	Oman Government International Bond #	4.1250		1/17/2023	246,301
200,000	Saudi Government International Bond #	5.0000		4/17/2049	192,937
					439,238
	TELECOMMUNICATIONS - 5.3%
595,000	Frontier Communications Corp.	7.1250		3/15/2019	596,487
65,000	Frontier Communications Corp. #	8.5000		4/1/2026	59,236
202,000	Gogo Intermediate Holdings, LLC. #	12.5000		7/1/2022	220,432
631,000	HC2 Holdings, Inc. #	11.0000		12/1/2019	631,000
559,000	HC2 Holdings, Inc. #	11.5000		12/1/2021	527,556
197,279	Interactive/FriendFinder Networks, Inc. (a)(b)	14.0000		4/27/2025	157,190
536,000	Sorenson Communications LLC #	9.0000	~	10/31/2020	527,960
350,000	Sprint Communications, Inc.	7.0000		8/15/2020	363,125
70,000	Sprint Corp.	7.6250		3/1/2026	71,925
130,000	T-Mobile USA, Inc.	4.7500		2/1/2028	120,549
53,000	Windstream Services LLC #	8.7500		12/15/2024	25,970
145,000	Windstream Services LLC #	8.6250		10/31/2025	134,850
					3,436,280
	TEXTILES - 0.2%
200,000	Grupo Kaltex SA de CV #	8.8750		4/11/2022	153,002

	TRANSPORTATION - 3.2%
603,755	Bluewater Holding BV #	10.0000	~	12/10/2019	616,585
200,000	Euronav Luxembourg SA #	7.5000		5/31/2022	195,000
600,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	584,250
675,000	XPO Logistics, Inc. #	6.1250		9/1/2023	681,750
					2,077,585
	TOTAL CORPORATE BONDS (Cost - $31,061,787)				28,920,982

	CONVERTIBLE BONDS - 2.8%
	FOREST PRODUCTS & PAPER - 0.3%
262,000	Fortress Global Enterprises, Inc.	7.0000		12/31/2019	179,828

	OIL & GAS - 0.1%
211,000	Zargon Oil & Gas Ltd.	8.0000		12/31/2019	54,810

	PHARMACEUTICALS - 0.6%
248,000	Teligent, Inc.	3.7500		12/15/2019	237,462
185,000	VIVUS, Inc. #	4.5000		5/1/2020	151,700
					389,162
	SOFTWARE - 0.9%
457,000	Avid Technology, Inc.	2.0000		6/15/2020	415,867
151,000	Inseego Corp.	5.5000		6/15/2022	156,371
					572,238
	TOYS/GAMES/HOBBIES - 0.3%
247,000	JAKKS Pacific, Inc. #	4.8750		6/1/2020	212,603

	TRANSPORTATION - 0.6%
413,000	Steel Connect, Inc.	5.2500		3/1/2019	407,138

	TOTAL CONVERTIBLE BONDS (Cost - $1,819,571)				1,815,779

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares		Coupon Rate (%)		Maturity Date	Value
	PREFERRED STOCK - 3.4%
	BANKS - 1.1%
9,000	Bank of America Corp.	6.6250		Perpetual	$227,700
10,000	Citigroup, Inc.	6.3000		Perpetual	252,600
8,996	JPMorgan Chase & Co.	6.1250		Perpetual	226,159
					706,459
	GAS - 0.2%
5,000	NiSource, Inc.	6.5000	*	Perpetual	124,250

	INSURANCE - 0.5%
12,000	Enstar Group Ltd., 3 mo. LIBOR +4.0150%	7.0000	*	Perpetual	298,200

	PIPELINES - 0.3%
7,000	Energy Transfer Partners LP, 3 mo. LIBOR + 4.5300%	7.3750	*	Perpetual	157,500
1,000	Energy Transfer Partners LP, 3 mo. LIBOR + 4.7380%	7.6250	*	Perpetual	23,030
					180,530
	PRIVATE EQUITY - 0.1%
3,000	KKR & Co., Inc.	6.7500		Perpetual	76,860

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
3,700	iStar, Inc.	7.5000		Perpetual	82,103
21,500	RAIT Financial Trust	7.1250		8/30/2019	503,100
4,025	SL Green Realty Corp.	6.5000		Perpetual	99,096
					684,299
	TELECOMMUNICATIONS - 0.2%
4,725	United States Cellular Corp.	7.2500		12/1/2064	118,125

	TOTAL PREFERRED STOCK (Cost - $2,280,122)				2,188,723

	COMMON STOCK - 2.4%
	AEROSPACE/DEFENSE - 0.2%
869	Esterline Technologies Corp.				103,176

	CHEMICALS - 0.0%
1,849	A. Schulman, Inc.				1,942

	COMMERCIAL SERVICES - 0.2%
25,079	Command Security Corp.				70,221
7,818	eHi Car Services Ltd.				80,526
					150,747
	COMPUTERS - 0.2%
67,114	Radisys Corp.				108,054

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
20,238	JetPay Corp.				102,202

	ENERGY - 0.2%
161	CE Star (a)(b) +				44,842
10,526	Hanwha Q Cells Co. Ltd.				101,891
					146,733
	ENTERTAINMENT - 0.2%
42,469	Nevada Gold & Casinos, Inc.				102,775

	GAS - 0.1%
1,169	Vectren Corp.				83,946

	INTERNET - 0.0%
781	FriendFinder Networks, Inc. (a) +				—

	METAL FABRICATE - 0.5%
8	RA Parent, Inc. (a)(b) +				332,075

	OIL & GAS SERVICES - 0.2%
4,454	Harvest Oil & Gas Corp. +				95,182
146,785	Polarcus Ltd.				21,498
					116,680
	PHARMACEUTICALS - 0.0%
8,063	Corium International, Inc.				1,451

	RETAIL - 0.3%
29,203,235	Nebraska Book Holdings, Inc. (a)(b) +				214,227

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Shares				Value
	COMMON STOCK - 2.4% (Continued)
	SEMICONDUCTORS - 0.2%
2,160	Integrated Device Technology, Inc.			$103,550

	SOFTWARE - 0.0%
5	Avaya Holdings Corp.			78

	TOTAL COMMON STOCK (Cost - $1,736,179)			1,567,636

	EXCHANGE TRADED FUNDS - 6.6%
	DEBT FUNDS - 3.7%
5,000	iShares 0-5 Year High Yield Corporate Bond ETF			229,350
1	ProShares UltraShort 20+ Year Treasury ETF			40
39,267	VanEck Vectors Emerging Markets High Yield Bond ETF			883,645
26,106	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			860,193
13,932	WisdomTree Emerging Markets Local Debt Fund			464,632
				2,437,860
	EQUITY FUNDS - 2.9%
78,586	Alerian MLP ETF			750,496
59,198	InfraCap MLP ETF			362,292
47,001	ProShares UltraShort Russell 2000			767,056
				1,879,844
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,777,406)			4,317,704

	MUTUAL FUNDS - 19.7%
	DEBT FUNDS - 19.7%
64,437	AlphaCentric Income Opportunities Fund, Class I			788,060
385,250	American Beacon Sound Point Floating Rate Income Fund, Class Y			3,910,284
508,151	James Alpha Structured Credit Value Portfolio - Class S ++			5,162,809
280,844	Semper MBS Total Return Fund, Institutional Class			2,951,671
	TOTAL MUTUAL FUNDS (Cost - $12,839,570)			12,812,824

	CLOSED END FUND - 0.5%
	DEBT FUND - 0.5%
30,500	PIMCO Income Strategy Fund II			301,340
	TOTAL CLOSED END FUND (Cost - $319,916)

	SHORT-TERM INVESTMENTS - 4.7%
3,098,886	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 2.14%			3,098,886
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,098,886)

Principal		Coupon Rate (%)	Maturity Date
	U.S. GOVERNMENT - 1.9%
	U.S. TREASURY BILLS - 0.2%
$100,000	United States Treasury Bill	—	1/24/2019	99,672

	U.S. TREASURY NOTES - 1.7%
1,115,000	United States Treasury Note	3.1250	11/15/2028	1,125,758

	TOTAL U.S. GOVERNMENT (Cost - $1,219,531)			1,225,430

	TOTAL INVESTMENTS - 98.6% (Cost - $67,074,338)			$64,211,323

	OTHER ASSETS AND LIABILITIES - 1.4%			919,871

	NET ASSETS - 100.0%			$65,131,194

*	Floating or variable rate security; rate shown represents the rate on November, 30, 2018.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2018, these securities amounted to $18,274,025 or 28.06% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	Perpetual maturity date listed is next call date.

++	Affiliated investment

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

LP - Limited Partnership

PLC - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $772,550 or 1.19% of net assets.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Principal		Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (5.0)%
	CORPORATE BONDS - (4.1)%
	APPAREL - (0.7)%
$500,000	Hanesbrands, Inc. #	4.8750	5/15/2026	$472,500

	BEVERAGES - (0.6)%
400,000	Keurig Dr. Pepper, Inc. #	4.5970	5/25/2028	393,643

	COSMETICS/PERSONAL CARE - (0.1)%
100,000	Coty, Inc. #	6.5000	4/15/2026	88,250

	DIVERSIFIED FINANCIAL SERVICES - (0.5)%
400,000	Quicken Loans, Inc. #	5.2500	1/15/2028	357,500

	FOOD - (1.1)%
750,000	Kroger Co.	3.7000	8/1/2027	703,794

	RETAIL - (0.7)%
250,000	New Red Finance, Inc. #	5.0000	10/15/2025	235,675
200,000	Sally Holdings LLC	5.6250	12/1/2025	193,000
				428,675
	TELECOMMUNICATIONS - (0.4)%
250,000	ViaSat, Inc. #	5.6250	9/15/2025	236,875

	TOTAL CORPORATE BONDS (Cost - $2,692,718)			2,681,237

	U.S. GOVERNMENT - (0.9)%
	U.S. TREASURY NOTE - (0.9)%
600,000	United States Treasury Note	2.8750	11/15/2021	600,773
	TOTAL U.S. GOVERNMENT (Cost - $597,808)

	TOTAL SECURITIES SOLD SHORT (Cost - $3,290,526)			$3,282,010

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
14	5-Year US Treasury Note Future	JP Morgan	$1,581,453	Mar-19	$2,406
13	Ultra 10-Year US Treasury Note Future	JP Morgan	1,644,500	Mar-19	6,297
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				8,703

	OPEN SHORT FUTURE CONTRACTS - (0.0)%
(27)	5-Year USD Deliverable Interest Rate Swap Future	JP Morgan	2,669,203	Dec-18	(1,386)
(4)	10-Year US Treasury Note Future	JP Morgan	477,813	Mar-19	(1,437)
(10)	10-Year USD Deliverable Interest Rate Swap Future	JP Morgan	992,813	Dec-18	2,500
(11)	Euro Bund Future	JP Morgan	2,011,941	Dec-18	(10,934)
(7)	US Treasury Long Bond Future	JP Morgan	979,344	Mar-19	(4,102)
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS				(15,359)

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				$(6,656)

	OPEN CREDIT DEFAULT SWAPS - (0.3)%
Notional	Upfront Premiums			Expiration	Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$2,100,000	$(147,478)	CDX HY CDSI S30 5Y (a)	JP Morgan	6/20/2023	Receive	5.00%	$(110,874)	$36,605
4,600,000	(89,002)	CDX IG SERIES 31 5Y (b)	JP Morgan	12/20/2023	Receive	1.00%	(52,886)	36,115
							$(163,760)	$72,720

(a)	Markit CDX NA High Yield Index High Yield Series 30 Index.

(b)	Markit CDX NA Investment Grade Series 31 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2018

Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
12/7/2018	165,000	EUR	Bank of New York	$186,881	USD	$188,529	$1,648
12/7/2018	853,000	CAD	Bank of New York	641,848	USD	652,390	10,542
12/21/2018	43,000	EUR	Bank of New York	48,774	USD	49,153	379
12/21/2018	126,500	GBP	Bank of New York	161,582	USD	162,945	1,363
12/21/2018	184,000	CAD	Bank of New York	138,513	USD	140,030	1,517
12/21/2018	57,000	EUR	Bank of New York	64,654	USD	64,895	241
12/28/2018	294,000	EUR	Bank of New York	333,726	USD	334,631	905
12/28/2018	207,000	CAD	Bank of New York	155,862	USD	156,818	956
Total Unrealized:							$17,551

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

SCHEDULES OF INVESTMENTS
JAMES ALPHA MOMENTUM PORTFOLIO (Unaudited)
November 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUND - 49.8%
266,548	iShares 20+ Year Treasury Bond ETF	$30,740,981

	EQUITY FUNDS - 50.1%
30,324	Invesco QQQ Trust Series 1	5,135,976
9,117	iShares Core S&P Mid-Cap ETF	1,712,082
42,974	iShares Core S&P Small-Cap ETF	3,407,838
32,393	iShares Nasdaq Biotechnology ETF	3,534,076
22,384	iShares Russell 2000 ETF	3,416,246
6,197	SPDR S&P 500 ETF Trust	1,708,203
81,037	VanEck Vectors Russia ETF	1,657,207
30,578	Vanguard Extended Market ETF	3,434,215
21,130	Vanguard Real Estate ETF	1,732,237
24,235	Vanguard Total Stock Market ETF	3,425,617
32,615	WisdomTree Japan Hedged Equity Fund	1,722,072
		30,885,769
	TOTAL EXCHANGE TRADED FUNDS (Cost - $62,371,993)	61,626,750

	SHORT-TERM INVESTMENTS - 0.2%
130,749	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.14% ^ (Cost - $130,749)	130,749

	TOTAL INVESTMENTS - 100.1% (Cost - $62,502,742)	$61,757,499

	OTHER ASSETS AND LIABILITIES - (0.1)%	(83,794)

	NET ASSETS - 100.0%	$61,673,705

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2018.

ETF - Exchange Traded Fund

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by each Portfolio in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$14,038,059	$—	$—	$14,038,059
Short-Term Investments	584,850	—	—	584,850
Total	$14,622,909	$—	$—	$14,622,909

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$37,859,057	$—	$—	$37,859,057
Short-Term Investments	575,956	—	—	575,956
Total	$38,435,013	$—	$—	$38,435,013

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,256,283	$—	$—	$11,256,283
Short-Term Investments	153,596	—	—	153,596
Collateral for Securities Loaned	—	2,217	—	2,217
Total	$11,409,879	$2,217	$—	$11,412,096

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,856,559	$—	$—	$5,856,559
Short-Term Investments	198,679	—	—	198,679
Collateral for Securities Loaned	—	72,216	—	72,216
Total	$6,055,238	$72,216	$—	$6,127,454

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$607,500	$10,728,973	$—	$11,336,473
Exchange Traded Funds	108,629	—	—	108,629
Short-Term Investments	270,304	—	—	270,304
Total	$378,933	$—	$—	$11,715,406

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$16,608,404	$—	$—	$16,608,404
Short-Term Investments	749,618	—	—	749,618
Total	$17,358,022	$—	$—	$17,358,022

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$51,380,917	$—	$—	$51,380,917
Short-Term Investments	1,406,262	—	—	1,406,262
Total	$52,787,179	$—	$—	$52,787,179

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,656,641	$—	$—	$1,656,641
Short-Term Investments	19,366	—	—	19,366
Total	$1,676,007	$—	$—	$1,676,007

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,409,957	$—	$—	$1,409,957
Short-Term Investments	30,355	—	—	30,355
Collateral for Securities Loaned	—	1,903	—	1,903
Total	$1,440,312	$1,903	$—	$1,442,215

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$97,456	$—	$97,456
Exchange Traded Funds	1,097,430	—	—	1,097,430
Mutual Funds	3,599,898	—	—	3,599,898
Short-Term Investments	407,609	—	—	407,609
Total	$5,104,937	$97,456	$—	$5,202,393

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,602	$—	$—	$75,602
Open End Funds	649,148	—	—	649,148
Short-Term Investments	55,653	—	—	55,653
Total	$780,403	$—	$—	$780,403

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$8,121,000	$—	$8,121,000
Total	$—	$8,121,000	$—	$8,121,000

Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$270,344	$—	$—	$270,344
Open Ended Funds	220,400	—	—	220,400
Short-Term Investments	68,509	—	—	68,509
Total	$559,253	$—	$—	$559,253

Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$339,560	$—	$—	$339,560
Open Ended Funds	307,165	—	—	307,165
Short-Term Investments	395,526	—	—	395,526
Total	$1,042,251	$—	$—	$1,042,251

Moderate Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$220,628	$—	$—	$220,628
Open Ended Funds	236,068	—	—	236,068
Short-Term Investments	143,493	—	—	143,493
Total	$600,189	$—	$—	$600,189

Moderately Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$161,517	$—	$—	$161,517
Open Ended Funds	157,434	—	—	157,434
Short-Term Investments	48,621	—	—	48,621
Total	$367,572	$—	$—	$367,572

Moderately Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$272,193	$—	$—	$272,193
Open Ended Funds	274,332	—	—	274,332
Short-Term Investments	127,555	—	—	127,555
Total	$674,080	$—	$—	$674,080

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,110,042	$—	$—	$5,110,042
Mutual Funds	1,784,371	—	—	1,784,371
Short-Term Investments	3,341,860	—	—	3,341,860
Exchange Traded Notes	37,477	—	—	37,477
Total	$10,273,750	$—	$—	$10,273,750
Derivatives *
Forward Currency Contracts	$—	$12,041	$—	$12,041
Swaps	(172,581)	—	—	(172,581)

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$750,565,953	$—	$—	$750,565,953
Short-Term Investments	2,022,374	—	—	2,022,374
Total	$752,588,327	$—	$—	$752,588,327

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,633,878	$—	$1,633,878
Common Stocks	11,247,894	—	—	11,247,894
Exchange Traded Funds	388,302	—	—	388,302
Exchange Traded Note	25,258	—	—	25,258
Preferred Stock	433,585	—	—	433,585
Closed End Fund	98,800	—	—	98,800
Open End Fund	1,360,428	—	—	1,360,428
Short-Term Investments	1,721,389	—	—	1,721,389
Total	$15,275,656	$1,633,878	$—	$16,909,534
Liabilities *
Common Stocks	$(1,625,923)	$—	$—	$(1,625,923)
Exchange Traded Funds	(820,354)	—	—	(820,354)
Call Options Written	(3,244)	—	—	(3,244)
Put Options Written	(791)	—	—	(791)
Total	$(2,450,312)	$—	$—	$(2,450,312)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$20,535,925	$—	$—	$20,535,925
Put Options Purchased	478,188	—	—	478,188
Short-Term Investments	1,124,938	—	—	1,124,938
Total Return Swaps	—	—	—	—
Total	$22,139,051	$—	$—	$22,139,051
Liabilities
Put Options Written	$(122,050)	$—	$—	$(122,050)
Call Options Written	(171,275)	—	—	(171,275)
Total	$(293,325)	$—	$—	$(293,325)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$6,203,080	$—	$—	$6,203,080
Put Options Purchased	204,975	—	—	204,975
Short-Term Investments	2,765,836	—	—	2,765,836
Total Return Swap	61,200	—	—	61,200
Total	$9,235,091	$—	$—	$9,235,091
Liabilities
Put Options Written	$(71,200)	$—	$—	$(71,200)
Call Options Written	(109,025)	—	—	(109,025)
Total	$(180,225)	$—	$—	$(180,225)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,767,027	$—	$5,767,027
Bank Loans	—	2,014,361	—	2,014,361
Term Loans	—	180,631	—	180,631
Corporate Bonds	—	28,920,982	—	28,920,982
Convertible Bonds	—	1,815,779	—	1,815,779
Preferred Stock	2,188,723	—	—	2,188,723
Common Stock	976,452	—	591,184	1,567,636
Mutual Funds	12,812,824	—	—	12,812,824
Exchange Traded Funds	4,317,704	—	—	4,317,704
Clsoed End Fund	301,340	—	—	301,340
Short Term Investments	3,098,886	—	—	3,098,886
US Government	—	1,225,430	—	1,225,430
Total	$23,695,929	$39,924,210	$591,184	$64,211,323
Derivatives
Corporate Bonds	$—	$(2,681,237)	$—	$(2,681,237)
US Government	—	$(600,773)	—	(600,773)
Long Futures Contracts	8,703	—	—	8,703
Short Futures Contracts	(15,359)	—	—	(15,359)
Credit Default Swaps	72,720	—	—	72,720
Forward Contracts	—	17,551	—	17,551
Total	$66,064	$(3,264,459)	$—	$(3,198,395)

James Alpha Momentum

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$61,626,750	$—	$—	$61,626,750
Short Term Investments	130,749	—	—	130,749
Total	$61,757,499	$—	$—	$61,757,499

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period, except the James Alpha Hedged High Income Portfolio

There were no transfers between Level 1 and Level 2 at the end of the period.

Below is a reconciliation of Level 3 inputs in the James Alpha Hedged High Income Portfolio:

	Term Loans	Corporate Bonds	Common Stock
Beginning balance September 1, 2018	$32,492	$157,190	$591,144
Total realized gain/(loss)	—	—	—
Change in unrealized appreciation	—	—	—
Conversion	—	—	—
Net Purchases	—	—	—
Net Sells	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance November 30, 2018	$32,492	$157,190	$591,144

Quantitative disclosures of unobservable inputs and assumptions used by James Alpha Hedged High Income are below:

Corporate Bonds	Fair Value	Valuation Techniques	Unobservable Input
Constellation Enterprises LLC	—		Potential future cash payments
Avaya, Inc	—		Discount for lack of marketability
Interactive/Friedn Finder	157,190	Sell Price	Discount for lack of marketability

Term Loans
CE STAR Holdings LLC	32,492	Independent Valuation	Discount for lack of marketability

Common Stock
CE STAR	44,842	Independent Valuation	Discount for lack of marketability
Nebraska Book Holdings, Inc.	214,227	Independent Valuation	Adjust by management for current condition
Real Alloy Parent , inc.	332,075	Conversion Market Value

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at
	SPC	November 30, 2018	November 30, 2018
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$490,349	4.28%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of November 30, 2018, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	12,041
	Swap Contracts	Equity	(172,581)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(304,703)
	Written Options	Equity	303,660
	Swap Contracts	Equity	—
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	(225,435)
	Written Options	Equity	148,074
	Swap Contracts	Equity	61,200
James Alpha Hedged High Income	Swap Contracts	Interest Rate	72,720
	Forward Contracts	Foreign Exchange	17,551
	Futures Contracts	Interest Rate	(6,656)

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at November 30, 2018, is a reflection of the volume of derivative activity for each Fund.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at November 30, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$15,222,755	$640,130	$(1,239,976)	$(599,846)
Large Capitalization Growth	33,410,378	5,862,158	(837,523)	5,024,635
Mid Capitalization	9,857,481	2,381,438	(826,823)	1,554,615
Small Capitalization	6,069,048	631,530	(573,124)	58,406
International Equity	12,896,141	243,094	(1,423,829)	(1,180,735)
Health & Biotechnology	13,752,336	5,254,316	(1,648,630)	3,605,686
Technology & Communications	26,667,852	26,876,527	(757,200)	26,119,327
Energy & Basic Materials	1,592,610	193,347	(109,950)	83,397
Financial Services	1,014,794	460,063	(32,642)	427,421
Investment Quality Bond	5,256,248	—	(53,855)	(53,855)
Municipal Bond	783,568	—	(3,165)	(3,165)
U.S. Government Money Market	8,121,000	—	—	—
Aggressive Balanced Allocation	568,234	7,811	(16,792)	(8,981)
Conservative Balanced Allocation	1,053,558	3,159	(14,466)	(11,307)
Moderate Balanced Allocation	611,572	1,573	(12,956)	(11,383)
Moderately Aggressive Balanced Allocation	376,268	3,387	(12,083)	(8,696)
Moderately Conservative Balanced Allocation	687,068	5,319	(18,307)	(12,988)
James Alpha Macro	10,647,745	7,261,025	(7,795,560)	(534,535)
James Alpha Global Real Estate Investments	889,309,180	5,209,078	(141,929,931)	(136,720,853)
James Alpha Multi Strategy Alternative Income	14,829,113	1,175,841	(1,545,732)	(369,891)
James Alpha Managed Risk Domestic Equity	22,122,431	338,074	(614,779)	(276,705)
James Alpha Managed Risk Emerging Markets Equity	9,227,449	157,373	(391,156)	(233,783)
James Alpha Hedged High Income	63,722,165	573,198	(3,366,050)	(2,792,852)
James Alpha Momentum	62,834,913	604,851	(1,682,265)	(1,077,414)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 1/29/2019

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 1/29/2019